As filed with the Securities and Exchange Commission on November 25, 2003
                                       Registration Nos. 333-62270 and 811-10399

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ------------------------
                                    FORM N-1A


               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
                     1933 Pre-Effective Amendment No. _____
                       Post-Effective Amendment No. 6            [X]
                                     and/or


                             REGISTRATION STATEMENT
                    Under the Investment Company Act Of 1940


                               Amendment No. 8                   [X]


                             HENDERSON GLOBAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 397-1122

(Name and Address of Agent for Service)                     Copy to:

            BRIAN C. BOOKER                             CATHY G. O'KELLY
 737 NORTH MICHIGAN AVENUE, SUITE 1950         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
        CHICAGO, ILLINOIS 60611                     222 NORTH LASALLE STREET
                                                       CHICAGO, ILLINOIS 60601
================================================================================


It is proposed that this filing will become effective: (check appropriate box)

             ____ immediately upon filing pursuant to paragraph (b); or
             __X_ on November 28, 2003 pursuant to paragraph (b); or
             ____ 60 days after filing pursuant to paragraph (a)(1); or
             ____ on (date) pursuant to paragraph (a)(1); or
             ____ 75 days after filing pursuant to paragraph (a)(2); or
             ____ on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Logo: Henderson Global Investors

Henderson Global Funds

PHOTOS OF: TOWER CLOCK, FUNDS, BUILDING FRIEZE

PROSPECTUS
NOVEMBER 28, 2003

EUROPEAN FOCUS FUND
GLOBAL TECHNOLOGY FUND
INTERNATIONAL OPPORTUNITIES FUND
INCOME ADVANTAGE FUND

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



                                                               NOVEMBER 28, 2003

                                                                  CLASS A SHARES
                                                                  CLASS B SHARES
                                                                  CLASS C SHARES

HENDERSON EUROPEAN FOCUS FUND
HENDERSON GLOBAL TECHNOLOGY FUND
HENDERSON INTERNATIONAL OPPORTUNITIES FUND

HENDERSON INCOME ADVANTAGE FUND


PROSPECTUS



THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE INVESTMENT OBJECTIVES, STRATEGIES AND RISKS OF THE HENDERSON EUROPEAN FOCUS FUND, THE HENDERSON GLOBAL TECHNOLOGY FUND, THE HENDERSON INTERNATIONAL OPPORTUNITIES FUND AND THE HENDERSON INCOME ADVANTAGE FUND (EACH, A "FUND") THAT YOU SHOULD KNOW BEFORE YOU INVEST IN THEM. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR INVESTMENT RECORDS. EACH FUND IS NON-DIVERSIFIED. THE HENDERSON EUROPEAN FOCUS FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH INVESTMENT IN EQUITIES OF EUROPEAN COMPANIES. THE HENDERSON GLOBAL TECHNOLOGY FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH INVESTMENT IN EQUITIES OF TECHNOLOGY-RELATED COMPANIES. THE HENDERSON INTERNATIONAL OPPORTUNITIES FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH INVESTMENTS IN EQUITIES OF NON-U.S. COMPANIES. THE HENDERSON INCOME ADVANTAGE FUND'S INVESTMENT OBJECTIVE IS TO SEEK HIGH CURRENT INCOME WITH CAPITAL APPRECIATION AS A SECONDARY GOAL WHEN CONSISTENT WITH ACHIEVING HIGH CURRENT INCOME. EACH FUND IS A SEPARATE SERIES OF HENDERSON GLOBAL FUNDS.


AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

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

                                                          HENDERSON GLOBAL FUNDS

TABLE OF CONTENTS


FUND SUMMARIES .............................................................   5
Henderson European Focus Fund ..............................................   5
Henderson Global Technology Fund ...........................................   6
Henderson International Opportunities Fund .................................   7
Henderson Income Advantage Fund ............................................   8
Other Principal Investment Strategies of the Funds .........................   9
Principal Risks of Investing in the Funds ..................................  10
FEES AND EXPENSES SUMMARY ..................................................  13
Shareholder Fees ...........................................................  13
Annual Fund Operating Expenses .............................................  14
Example of Expenses ........................................................  15
Performance Information ....................................................  17
INVESTMENT STRATEGIES AND RISKS ............................................  22
How the Funds Invest .......................................................  22
Other Investment Strategies of the Funds ...................................  23
Investment Risks of the Funds ..............................................  26
MANAGEMENT OF THE FUNDS ....................................................  33
Investment Adviser and Subadviser ..........................................  33
Portfolio Managers .........................................................  34
DESCRIPTION OF SHARE CLASSES ...............................................  36
Applicable Sales Charge- Class A Shares ....................................  37
Sales Charge Waivers- Class A Shares .......................................  38
Sales Charge Reductions- Class A Shares ....................................  38
Applicable Sales Charge- Class B Shares ....................................  39
Applicable Sales Charge- Class C Shares ....................................  40
Sales Charge Waivers- Class C Shares .......................................  40
Contingent Deferred Sales Charge ...........................................  40
Distribution and Service Fees ..............................................  42
HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES ................................  43
How to Purchase Shares .....................................................  43
Opening Your Account .......................................................  43
Adding to Your Account .....................................................  44
How to Exchange Shares .....................................................  44
How to Redeem Shares .......................................................  44
Other Considerations .......................................................  46
INVESTOR SERVICES AND PROGRAMS .............................................  48
Distribution Options .......................................................  48
Purchase and Redemption Programs ...........................................  48
OTHER INFORMATION ..........................................................  50
Pricing of Fund Shares .....................................................  50
Distributions ..............................................................  50
Tax Considerations .........................................................  51
Unique Nature of Funds .....................................................  52
Provision of Annual and Semi-Annual Reports and Prospectuses ...............  53
FINANCIAL HIGHLIGHTS .......................................................  54
Henderson European Focus Fund ..............................................  54
Henderson Global Technology Fund ...........................................  56
Henderson International Opportunities Fund .................................  58
Back Cover for Additional Information ......................................  64

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

                                                                  FUND SUMMARIES

FUND SUMMARIES

HENDERSON EUROPEAN FOCUS FUND

INVESTMENT OBJECTIVE

The European Focus Fund's investment objective is to achieve long-term capital appreciation primarily through investment in equities of European companies.

PRINCIPAL INVESTMENT STRATEGIES -
EUROPEAN COMPANIES

The Fund under normal circumstances invests at least 80% of its net assets in equity securities of European companies. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. European companies are broadly defined to include any company that meets one or more of the following tests:

     o its country of organization, its primary business office and/or the principal trading market of its stock are located in Europe

     o    50% or more of its assets are located in Europe

     o    50% or more of its revenues are derived from Europe

The managers seek investments that will increase in value by emphasizing stock selection and may invest in companies of any size. Stock selection is based on an opportunistic approach which seeks to exploit stock specific criteria described below and particular invest ment factors in Europe that are expected to drive stock prices. The managers will invest in "growth" stocks that the managers believe are reasonably priced and may also take advantage of opportunities in "value" stocks that are, in the managers' opinion, under-valued.

Companies are evaluated using a range of criteria, including:

     o    a company's financial strength

     o    competitive position in its industry

     o    projected future earnings and cash flows

Country and sector allocation decisions are driven primarily by the stock selection process. However, the managers will consider factors such as prospects for relative economic growth among certain European countries, expected levels of inflation, government policies influencing business conditions and outlook for currency relationships.

Sidebar text: THE EUROPEAN FOCUS FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH INVESTMENT IN EQUITIES OF EUROPEAN COMPANIES.

FUND SUMMARIES

HENDERSON GLOBAL TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The Global Technology Fund's investment objective is to achieve long-term capital appreciation primarily through investment in equities of technology-related companies.

PRINCIPAL INVESTMENT STRATEGIES -
GLOBAL TECHNOLOGY STOCKS


The Fund under normal circumstances invests at least 80% of its net assets in equity securities of United States (U.S.) and non-U.S. technology-related companies. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Technology-related companies are defined as those companies that the managers believe will benefit significantly from advances or improvements in technology. Technology-related companies include those that are principally engaged in producing, developing, selling, using or distributing technology products, processes or services. Industries likely to be represented in the Fund's portfolio include, but are not limited to, computers and peripheral products, computer software, electronic systems and components, e-commerce, telecommunications, media, cable and information services, pharmaceuticals, medical devices, biotechnology, and defense and aerospace.


The Fund may invest in companies domiciled in any country that the managers believe to be appropriate to the Fund's objective.

Non-U.S. companies are broadly defined to include any company that meets one or more of the following tests:


     o its country of organization, primary business office and/or the principal trading market of its stock are located outside of the U.S.

     o    50% or more of its assets are located in a country other than the U.S.

     o    50% or more of its revenues are derived from outside of the U.S.


Although the Fund does not have a specific policy regarding investments in companies of a particular size, the managers, in an attempt to reduce portfolio risks, will invest generally in companies that have a more proven track record. The managers may, however, invest in smaller and less seasoned issuers. The managers evaluate companies and their potential investment returns based on theme, sector and stock specific characteristics that are driven by bottom up factors rather than on geographic regions. Country and regional allocation occurs as a result of stock selection and is secondary to the process.

Sidebar text: THE GLOBAL TECHNOLOGY FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH INVESTMENT IN EQUITIES OF TECHNOLOGY-RELATED COMPANIES.

                                                                  FUND SUMMARIES

HENDERSON INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The International Opportunities Fund's investment objective is to achieve long-term capital appreciation primarily through investment in equities of non-U.S. companies.

PRINCIPAL INVESTMENT STRATEGIES -
INTERNATIONAL COMPANIES

Under normal circumstances, the Fund invests primarily in equity securities of non-U.S. companies. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Non-U.S. companies are broadly defined to include any company that meets one of the following tests:


     o its country of organization, its primary business office and/or the principal trading market of its stock are located outside of the U.S.

     o    50% or more of its assets are located in a country other than the U.S.

     o    50% or more of its revenues are derived from outside of the U.S.


Fund investment performance will be derived primarily from stock selection. A strategic asset allocation process will be a secondary and less important contributor to the investment process. Security selection will be based upon an analysis of a company's valuations relative to earnings forecasts or other valuation criteria, earnings growth prospects of a company, the quality of a company's management and the unique competitive advantages of a company. Asset allocation will be reviewed monthly based upon strategic views related to the growth prospects, valuations and pricing associated with international equity regions and sectors. Assets of the Fund are allocated to teams of managers who represent an area of geographic or sector expertise.

Sidebar text: THE INTERNATIONAL OPPORTUNITIES FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH INVESTMENT IN EQUITIES OF NON-U.S. COMPANIES.

FUND SUMMARIES

HENDERSON INCOME ADVANTAGE FUND

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek high current income with capital appreciation as a secondary goal when consistent with achieving high current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests primarily in high yield debt that is below investment-grade in quality. A debt security is below investment grade if it is rated below BBB by a nationally recognized rating service or is deemed to be of comparable quality by the Fund's adviser. High yield debt securities (commonly referred to as "junk bonds") have a higher risk of default than investment grade debt securities, are subject to greater price volatility and are less liquid than higher rated debt securities. The Fund does not have a specific policy with respect to the average duration of the securities held by the Fund and, therefore, the Fund may invest in securities with a broad range of maturities.

Lower-rated securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund seeks to invest in securities offering the highest yield and expected total return without taking on an excessive amount of risk. The managers attempt to reduce risks through several methods, including credit analysis and attention to current developments and trends in interest rates and economic conditions.

The portfolio managers use a process that combines a bottom-up approach to individual security selection rooted in thorough independent research with a top-down overlay that determines appropriate industry and sector exposure.

In their bottom-up approach, the managers use both qualitative and quantitative analysis to consider a variety of factors, including the issuer's:

     o    experience and managerial strength

     o    debt service capability

     o    operating outlook

     o    sensitivity to economic conditions

     o    current financial condition

     o    liquidity and access to capital

The top-down overlay is applied within a broader economic and market context and includes:

     o    evaluation of economic and interest rate environment

     o    identification of growth and interest rate trends

     o    analysis of industry weightings



Sidebar text: THE HENDERSON INCOME ADVANTAGE FUND'S INVESTMENT OBJECTIVE IS TO SEEK HIGH CURRENT INCOME WITH CAPITAL APPRECIATION AS A SECONDARY GOAL WHEN CONSISTENT WITH ACHIEVING HIGH CURRENT INCOME.

                                                                  FUND SUMMARIES

OTHER PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS


EUROPEAN FOCUS FUND, GLOBAL TECHNOLOGY FUND AND INTERNATIONAL OPPORTUNITIES
FUND:

The Funds generally sell a stock when in the managers' opinion there is a deterioration in the company's fundamentals, the company fails to meet performance expectations, the stock achieves its target price, its earnings are disappointing, its revenue growth has slowed, or its underlying fundamentals have deteriorated. The Funds may also sell a stock if the managers believe that negative country or regional factors may affect the company's outlook, or to meet cash requirements. The managers anticipate that the Funds will continue to hold securities of companies that grow or expand so long as the managers believe the securities continue to offer prospects of long-term growth. Some of the Funds' investments may produce income, although income from dividends and interest will be incidental and not an important consideration in choosing investments.

Each Fund may also invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries.

INCOME ADVANTAGE FUND:

The Fund will generally consider selling a security when in the managers' opinion, there is significant management turnover, an inability to establish open communication with management, deterioration of asset value, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains or a failure by the issuer to meet operating/financial targets.

The Fund may use bank borrowings to increase the amount of money the Fund can invest. This principal is called leverage. The Fund may borrow money to the extent permissible by the Investment Company Act of 1940, as amended (the "1940 Act"), currently up to 33 1/3% of its total assets, including the amount borrowed.

The Fund may also invest in fixed income securities of issuers based outside the U.S. These securities of foreign issuers will typically be traded in the U.S. and denominated in U.S. dollars and may include emerging market securities. The Fund currently intends to invest from 0% to 25% of its total assets in foreign securities; however, the Fund has no policy limiting the amount of assets it may invest in such securities.

ALL FUNDS:

The Funds are non-diversified mutual funds. This means that the Funds may invest a relatively high percentage of their respective assets in a small number of issuers.

The Funds may engage in active and frequent trading to achieve their principal investment strategies. The Funds do not limit their investments to companies of any par ticular size and may invest a significant portion of their respective assets in smaller and less seasoned issuers. However, in an attempt to reduce portfolio risks, the managers will invest across countries, industry groups and/or securities.

FUND SUMMARIES

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with any fund, the value of each Fund's investments - and therefore, the value of the Fund's shares - may fluctuate. The principal risks that could adversely affect the total return on your investment include:

EUROPEAN FOCUS FUND:

     o GEOGRAPHIC FOCUS RISK. The risk of investing mostly in one geographic region. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. This vulnerability to factors affecting European investments is significantly greater than it would be for a more geographically diversified fund, and may result in greater losses and volatility. This risk increases to the extent the European Focus Fund focuses on issuers in a limited number of countries in Europe.

GLOBAL TECHNOLOGY FUND:

     o TECHNOLOGY-RELATED COMPANIES RISK. The risk that the Global Technology Fund may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Global Technology Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Global Technology Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Global Technology Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

EUROPEAN FOCUS FUND, GLOBAL TECHNOLOGY FUND AND INTERNATIONAL OPPORTUNITIES
FUND:


     o MARKET RISK. The risk that the stock price of one or more of the companies in a Fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry.

     o SMALLER AND LESS SEASONED COMPANIES RISK. The risk that a Fund may also invest in securities issued by smaller companies and in less seasoned issuers, including initial public offerings. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

INCOME ADVANTAGE FUND:

     o HIGH YIELD SECURITIES RISK. The risk that securities rated below investment grade generally entail greater credit, market, issuer and liquidity risk than investment grade securities.

     o CREDIT/DEFAULT RISK. The risk that an issuer of a debt security, particularly a low-quality bond,

                                                                  FUND SUMMARIES


          may be unable to make timely interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance. Below investment grade securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and, therefore, involve a greater risk of default.

     o MARKET RISK. The risk that deteriorating market conditions might cause a general weakness in the market that reduces the overall value of debt securities in the market. Issuers of high yield securities tend to be more susceptible to recession or bad financial news than higher rated debt securities. This may limit their ability to pay interest and principal when due.

     o ISSUER RISK. The risk that the price of a debt security is affected by changes in an issuer's financial condition. High yield securities are generally more sensitive to these changes than higher quality securities.

     o LIQUIDITY RISK. The risk that liquidity of indi vidual debt securities varies considerably. Low-grade debt securities have less liquidity than investment grade securities, which means that it may be more difficult to sell or buy a security at a favorable price or time.

     o INTEREST RATE RISK. The risk that generally, debt securities will decrease in value when interest rates rise and increase in value when interest rates decline. The longer the maturity of a debt security, the more sensitive a debt security's price will be to changes in interest rates.

     o LEVERAGE RISK. To the extent the Fund uses leverage, leverage creates risks not associated with unleveraged funds having a similar investment objective, including: greater volatility of net asset value; fluctuations in interest rates on borrowings and short-term debt; increased operating costs, which may reduce the Fund's total return; and the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowings remains fixed.

ALL FUNDS:

     o FOREIGN INVESTMENTS RISK. The risks of investing outside the U.S. include currency fluctuations, economic or financial insolvency, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are typically greater in less developed or emerging market countries.

     o FREQUENT TRADING RISK. The risk that frequent buying and selling of investments involve higher trading costs and other expenses and may increase the amount of taxes payable by shareholders. Each Fund's portfolio turnover rate may be 100% or more.

     o NON-DIVERSIFICATION RISK. The risk that, because a Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

FUND SUMMARIES


You can lose money by investing in the Funds. A Fund may not achieve its investment objective, and is not intended as a complete investment program. An invest ment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO SHOULD INVEST IN THE FUNDS?

The EUROPEAN FOCUS FUND may be an appropriate investment for you if you:

     o    Want a professionally managed portfolio

     o    Are looking for exposure to the European markets

     o Are willing to accept the risks of foreign investing and non-diversification in order to seek potentially higher capital appreciation

     o    Are not looking for a significant amount of current income

The GLOBAL TECHNOLOGY FUND may be an appropriate investment for you if you:

     o    Want a professionally managed portfolio

     o    Are looking for exposure to U.S. and international technology markets

     o Are willing to accept the risks of foreign investing and non-diversification in order to seek potentially higher capital appreciation

     o    Are not looking for a significant amount of current income

The INTERNATIONAL OPPORTUNITIES FUND may be an appropriate investment for you if you:


     o    Want a professionally managed portfolio

     o    Are looking for exposure to international markets

     o Are willing to accept the risks of foreign investing and non-diversification in order to seek potentially higher capital appreciation


     o    Are not looking for a significant amount of current income

The INCOME ADVANTAGE FUND may be an appropriate investment for you if you:

     o    Want a professionally managed portfolio

     o    Are looking for a high level of current income

     o Are willing to tolerate greater credit risk and price fluctuations than those demonstrated by funds investing in higher quality bonds

                                                       FEES AND EXPENSES SUMMARY

FEES AND EXPENSES SUMMARY

The Funds offer three different Classes of shares. Although your money will be invested the same way no matter which Class of shares you buy, there are differences among the fees and expenses associated with each Class. For more information about which share class may be right for you, see "Description of Share Classes."

The following tables show the different fees and expenses that you may pay if you buy and hold the different Classes of shares of a Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you. Future expenses may be greater or less than those indicated below.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------------------------------------------
                                                               CLASS A           CLASS B          CLASS C
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
    Purchases (as a percentage of the Offering Price)

    European Focus Fund, Global Technology Fund and
    International Opportunities Fund                           5.75%(a)           None            1.00%(b)
    Income Advantage Fund                                      4.75%(a)           None            1.00%(b)
----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
    (as a percentage of the Offering Price) - All Funds         None(c)          5.00%(d)         1.00%(e)
----------------------------------------------------------------------------------------------------------
Redemption Fee (f) - All Funds                                  2.00%             None             None
----------------------------------------------------------------------------------------------------------

(a) The sales charge declines as the amount invested increases. An initial sales charge will not be deducted from your purchase if you buy $1 million or more of Class A shares, or if your Class A purchase meets certain requirements.

(b) An initial sales charge will not be deducted from your purchase if your Class C purchase meets certain requirements.

(c) A contingent deferred sales charge ("CDSC") of 1% is applied to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as a part of an investment of $1 million or more.

(d)  The CDSC payable upon redemption of Class B shares declines over time.

(e)  A CDSC of up to 1% may be imposed on certain redemptions of Class C shares.
     The CDSC applies to redemption of Class C shares within 18 months of purchase.

(f) Class A shares redeemed within 30 days of purchase, including redeeming by exchange, may be subject to a 2.00% redemption fee. The fee may be waived for assets invested through certain wrap programs or retirement plans, or for redemptions that meet certain requirements.

FEES AND EXPENSES SUMMARY

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE PAID FROM FUND ASSETS) As a percentage of average net assets


EUROPEAN FOCUS FUND

----------------------------------------------------------------------------------------------------------
                                                                CLASS A           CLASS B          CLASS C
----------------------------------------------------------------------------------------------------------
Management Fees                                                   1.00%             1.00%            1.00%
----------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                              0.25%             1.00%            1.00%
----------------------------------------------------------------------------------------------------------
Other Expenses (a)                                                3.35%             3.35%            3.35%
----------------------------------------------------------------------------------------------------------
    Total Operating Expenses                                      4.60%             5.35%            5.35%
----------------------------------------------------------------------------------------------------------
Fee Waiver and Expense Reimbursement (b)                          2.60%             2.60%            2.60%
----------------------------------------------------------------------------------------------------------
    Net Operating Expenses (b)                                    2.00%             2.75%            2.75%
----------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY FUND
----------------------------------------------------------------------------------------------------------
                                                                CLASS A           CLASS B          CLASS C
----------------------------------------------------------------------------------------------------------
Management Fees                                                   1.20%             1.20%            1.20%
----------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                              0.25%             1.00%            1.00%
----------------------------------------------------------------------------------------------------------
Other Expenses (a)                                               21.33%            21.33%           21.33%
----------------------------------------------------------------------------------------------------------
    Total Operating Expenses                                     22.78%            23.53%           23.53%
----------------------------------------------------------------------------------------------------------
Fee Waiver and Expense Reimbursement (b)                         20.78%            20.78%           20.78%
----------------------------------------------------------------------------------------------------------
    Net Operating Expenses (b)                                    2.00%             2.75%            2.75%
----------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------------------
                                                                CLASS A           CLASS B          CLASS C
----------------------------------------------------------------------------------------------------------
Management Fees                                                   1.10%             1.10%            1.10%
----------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                              0.25%             1.00%            1.00%
----------------------------------------------------------------------------------------------------------
Other Expenses (a)                                                5.86%             5.86%            5.86%
----------------------------------------------------------------------------------------------------------
    Total Operating Expenses                                      7.21%             7.96%            7.96%
----------------------------------------------------------------------------------------------------------
Fee Waiver and Expense Reimbursement (b)                          5.21%             5.21%            5.21%
----------------------------------------------------------------------------------------------------------
Net Operating Expenses (b)                                        2.00%             2.75%            2.75%
----------------------------------------------------------------------------------------------------------

                                                       FEES AND EXPENSES SUMMARY


INCOME ADVANTAGE FUND
----------------------------------------------------------------------------------------------------------
                                                                CLASS A           CLASS B          CLASS C
----------------------------------------------------------------------------------------------------------
Management Fees (c)                                               0.85%             0.85%            0.85%
----------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                              0.25%             1.00%            1.00%
----------------------------------------------------------------------------------------------------------
Other Expenses (a)                                                1.35%             1.35%            1.35%
----------------------------------------------------------------------------------------------------------
    Total Operating Expenses                                      2.45%             3.20%            3.20%
----------------------------------------------------------------------------------------------------------
Fee Waiver and Expense Reimbursement (b)                          1.15%             1.15%            1.15%
----------------------------------------------------------------------------------------------------------
Net Operating Expenses (b)                                        1.30%             2.05%            2.05%
----------------------------------------------------------------------------------------------------------

(a) Other Expenses are based on the most recent fiscal year-end results for European Focus Fund, Global Technology Fund and International Opportunities
     Fund while Income Advantage Fund is based upon estimated amounts for the current fiscal year.

(b) The Funds' adviser has agreed, through July 31, 2007, to waive its management fee and, if necessary, to reimburse other operating expenses of the Funds in order to limit total annual ordinary operating expenses, less distribution and service fees, to 1.75% of a Fund's average daily net assets for the European Focus Fund, Global Technology Fund and
     International Opportunities Fund and to 1.05% of the Income Advantage
     Fund's average daily net assets. Until July 31, 2007, the adviser may subsequently recover from a Fund expenses reimbursed if a Fund's expense ratio including the recovered expenses falls below the expense limitation.

(c) Management fees are calculated as a percentage of the Fund's average managed assets. Managed assets mean the total assets of the Fund (including any assets attributable to leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).


EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example is hypothetical; your actual costs and returns may be higher or lower. The examples assume that:

o You invest $10,000 in a Fund for the time periods indicated and then you redeem all your shares at the end of those periods

o Your investment has a 5% return each year and dividends and other distributions are reinvested

o Each Fund's operating expenses reflect contractual waivers and reimbursements for applicable periods

FEES AND EXPENSES SUMMARY


Based upon these assumptions:
                            If you sell your shares,                     If you don't sell your shares,
                              your costs would be:                            your costs would be:
EUROPEAN FOCUS FUND
-------------------------------------------------------------------------------------------------------------------
                     1 - YEAR 3 - YEAR  5 - YEAR   10 - YEAR         1 - YEAR 3 - YEAR   5 - YEAR  10 - YEAR
-------------------------------------------------------------------------------------------------------------------
    Class A             766     1,167     1,866*     4,344*             766     1,167      1,866*    4,344*
-------------------------------------------------------------------------------------------------------------------
    Class B             678     1,153     1,835*     4,473*             278       853      1,735*    4,473*
-------------------------------------------------------------------------------------------------------------------
    Class C             474       945     1,818*     4,680*             375       945      1,818*    4,680*
-------------------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY FUND
-------------------------------------------------------------------------------------------------------------------
                     1 - YEAR 3 - YEAR  5 - YEAR   10 - YEAR         1 - YEAR 3 - YEAR   5 - YEAR  10 - YEAR
-------------------------------------------------------------------------------------------------------------------
    Class A             766     1,167     3,592*    10,276*             766     1,167      3,592*   10,276*
-------------------------------------------------------------------------------------------------------------------
    Class B             678     1,153     3,599*    10,390*             278       853      3,499*   10,390*
-------------------------------------------------------------------------------------------------------------------
    Class C             474       945     3,564*    10,436*             375       945      3,564*   10,436*
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------------------
                     1 - YEAR 3 - YEAR  5 - YEAR   10 - YEAR         1 - YEAR 3 - YEAR   5 - YEAR  10 - YEAR
-------------------------------------------------------------------------------------------------------------------
    Class A             766     1,167     2,134*     5,681*             766     1,167      2,134*    5,681*
-------------------------------------------------------------------------------------------------------------------
    Class B             678     1,153     2,109*     5,807*             278       853      2,009*    5,807*
-------------------------------------------------------------------------------------------------------------------
    Class C             474       945     2,089*     5,979*             375       945      2,089*    5,979*
-------------------------------------------------------------------------------------------------------------------
INCOME ADVANTAGE FUND**
-------------------------------------------------------------------------------------------------------------------
                     1 - YEAR 3 - YEAR                               1 - YEAR 3 - YEAR
-------------------------------------------------------------------------------------------------------------------
    Class A             601       868                                   601       868
-------------------------------------------------------------------------------------------------------------------
    Class B             608       943                                   208       643
-------------------------------------------------------------------------------------------------------------------
    Class C             405       737                                   306       737
-------------------------------------------------------------------------------------------------------------------

* - The expense examples above assume that the Adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2007, and is not extended. If fees were waived or expenses were reimbursed after July 31, 2007, your expenses would be lower. The expense examples also reflect the conversion of Class B shares to Class A shares after 8 years.

** - The Income Advantage Fund commenced operations on September 30, 2003 so only the 1 year and 3 year periods are shown.

                                                       FEES AND EXPENSES SUMMARY

PERFORMANCE INFORMATION

The bar charts and tables that follow provide some indication of the risk of investing in a Fund. The bar chart shows a Fund's performance for each calendar year since its inception. The table shows how a Fund's average annual total returns compare to those of a broad-based securities market index and/or other selected indices.

The annual returns in the bar charts which follow are for the Fund's Class A shares without reflecting payment of any front-end sales charge; if they did reflect payment of sales charges, annual returns would be lower. Class B and Class C shares of the same Fund will have annual returns similar to those of the Class A shares because all of the classes of shares are invested in the same portfolio of securities and have the same portfolio management. However, because each class of shares has different sales charges, distribution fees and fees and expenses, performance of each class will differ. Please see the section entitled "Fees and Expenses Summary."

Average annual returns in the tables below the bar charts reflect the imposition of the maximum front end sales charge or contingent deferred sales charge. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares; after-tax returns for the Class B and Class C shares will vary from those shown.

When you consider this information, please remember that a Fund's performance in past years (before and after taxes) is not necessarily an indication of how a Fund will perform in the future.

FEES AND EXPENSES SUMMARY

EUROPEAN FOCUS FUND - CLASS A
TOTAL RETURN (%)
per calendar year

Bar Chart:
2002     2.24

                Year-to-date through 9/30/03:         34.03%

                Best Quarter:              18.04%     (quarter ended 12/31/02)
                Worst Quarter:           (17.43)%     (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002
-------------------------------------------------------------------------------------------------------------------
                                                                                  1 YEAR         SINCE INCEPTION(1)
                                                                                     %                    %
-------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                (3.66)               13.21
-------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                (3.85)               13.04
-------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                        (2.25)               10.53
-------------------------------------------------------------------------------------------------------------------

CLASS B
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                (2.58)               14.56
-------------------------------------------------------------------------------------------------------------------

CLASS C
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                (0.56)               15.83
-------------------------------------------------------------------------------------------------------------------

MSCI Europe Index(2) (reflects no deductions for fees, expenses or taxes)         (21.11)              (17.79)
-------------------------------------------------------------------------------------------------------------------

(1)  The inception date for the Class A, Class B and Class C shares is August
     31, 2001. The index returns from inception for Class A, Class B and Class C shares are as of August 31, 2001.

(2) The MSCI Europe Index is a market capitalization weighted index of approximately 500 stocks traded in 16 European markets.

                                                       FEES AND EXPENSES SUMMARY

GLOBAL TECHNOLOGY FUND - CLASS A

TOTAL RETURN (%)
per calendar year

Bar Chart:
2002     (37.33)

                Year-to-date through 9/30/03:         46.05%

                Best Quarter:              16.86%     (quarter ended 12/31/02)
                Worst Quarter:           (27.27)%     (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002
-------------------------------------------------------------------------------------------------------------------
                                                                                  1 YEAR         SINCE INCEPTION(1)
                                                                                    %                     %
-------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               (40.92)              (27.37)
-------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                               (41.18)              (27.61)
-------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                       (25.12)              (21.76)
-------------------------------------------------------------------------------------------------------------------

CLASS B
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               (41.56)              (27.76)
-------------------------------------------------------------------------------------------------------------------

CLASS C

-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               (39.17)              (25.82)
-------------------------------------------------------------------------------------------------------------------

S&P 500(R)Index(2) (reflects no deductions for fees, expenses or taxes)           (22.10)              (16.00)
-------------------------------------------------------------------------------------------------------------------
MSCI World IT Index(2) (reflects no deductions for fees, expenses or taxes)       (38.80)              (25.96)
-------------------------------------------------------------------------------------------------------------------

(1)  The inception date for the Class A, Class B and Class C shares is August
     31, 2001. The index returns from inception for Class A, Class B and Class C shares are as of August 31, 2001.

(2) The S&P 500(R) Index is a broad based measurement of changes in stock market conditions based on the average of 500 widely held common stocks.
     The MSCI World Info Tech Index currently consists of 23 developed market countries, and aims to capture 60% of the total market capitalization of each country by various technology-related industries.


FEES AND EXPENSES SUMMARY

INTERNATIONAL OPPORTUNITIES FUND - CLASS A

TOTAL RETURN (%)
per calendar year

Bar Chart:
2002     (11.27)

                  Year-to-date through 9/30/03:27.10%

                  Best Quarter:              11.30%     (quarter ended 12/31/02)
                  Worst Quarter:           (19.58)%     (quarter ended 9/30/02)

AVERAGE ANNUAL RETURNS
for periods ended December 31, 2002
-------------------------------------------------------------------------------------------------------------------
                                                                                  1 YEAR         SINCE INCEPTION(1)
                                                                                     %                     %
-------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               (16.37)               (1.99)
-------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                               (16.58)               (2.18)
-------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                       (10.05)               (1.68)
-------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               (15.91)               (1.29)
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                               (13.79)                0.21
-------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(2) (reflects no deductions for fees, expenses or taxes)           (17.52)              (16.13)
-------------------------------------------------------------------------------------------------------------------

(1)  The inception date for the Class A, Class B and Class C shares is August
     31, 2001. The index returns from inception for Class A, Class B and Class C shares are as of August 31, 2001.

(2) The MSCI EAFE Index tracks the stocks of approximately 1,000 international companies in Europe, Australasia and the Far East.

                                                       FEES AND EXPENSES SUMMARY


Performance since inception for each Fund is provided in the "Financial Highlights" section of this prospectus.

INCOME ADVANTAGE FUND

As of the date of this Prospectus, the Income Advantage Fund had not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Performance information for the Fund will be included in the Fund's next semi-annual report and annual report. Past performance is not indicative of future performance.

INVESTMENT STRATEGIES AND RISKS


INVESTMENT STRATEGIES AND RISKS


HOW THE FUNDS INVEST

HENDERSON EUROPEAN FOCUS FUND

The Fund's investment objective is to achieve long-term capital appreciation primarily through invest ment in equities of European companies. The Fund does not consider current income from dividends and interest to be a primary consideration in selecting investments. Under normal circumstances at least 80% of the Fund's net assets will consist of equity securities of European companies. Equity securities include common stocks and related securities, such as pre fer red stock, convertible securities and depositary receipts. European companies are broadly defined to include any company that meets one or more of the following tests:

     o its country of organization, its primary business office and/or the principal trading market of its stock are located in Europe

     o    50% or more of its assets are located in Europe

     o    50% or more of its revenues are derived from Europe


The Fund has no limits on the geographic asset distribution of its investments within Europe. The Fund may invest in companies located in Western European countries such as: the United Kingdom, Belgium, Germany, Norway, the Netherlands, Denmark, Switzerland, Finland, Sweden, Portugal, France, Austria, Italy and Spain. If political and economic conditions warrant, the Fund may invest in issuers located in Central and Eastern European countries such as Russia, Bulgaria, the Czech Republic, Turkey and Poland.


Sidebar text: THE MANAGERS WILL FOCUS ON SELECTING STOCKS BY EVALUATING A BROAD RANGE OF CRITERIA INCLUDING A COMPANY'S FINANCIAL STRENGTH, COMPETITIVE POSITION IN ITS INDUSTRY, PROJECTED FUTURE EARNINGS AND CASH FLOWS.

The managers will focus on selecting stocks by evaluating a broad range of criteria including a company's financial strength, competitive position in its industry, projected future earnings and cash flows. In evaluating investment opportunities in various countries, the managers will consider:

     o the condition and growth potential of the various economies and securities markets

     o    currency and taxation factors

     o    other financial, social and political factors

that may have an effect on the investment climate of the companies that are located in those markets. However, country allocations are primarily driven by the stock selection process. In addition, the managers consider the condition and growth potential of industry sectors in selecting what the managers believe to be attractive companies.

HENDERSON GLOBAL TECHNOLOGY FUND

The Fund's investment objective is to achieve long-term capital appreciation primarily through investment in equities of technology-related companies. The Fund does not consider current income from

Sidebar text: UNDER NORMAL CIRCUMSTANCES AT LEAST 80% OF THE GLOBAL TECHNOLOGY FUND'S NET ASSETS WILL CONSIST OF EQUITY SECURITIES OF U.S. AND NON-U.S. TECHNOLOGY-RELATED COMPANIES.

                                                 INVESTMENT STRATEGIES AND RISKS

dividends and interest to be a primary consideration in selecting investments. Under normal circumstances at least 80% of the Fund's net assets will consist of equity securities of U.S. and non-U.S. technology-related companies. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Technology-related companies are defined as those companies that the managers believe will benefit significantly from advances or improvements in technology. Technology-related companies include those that are principally engaged in producing, developing, selling, using or distributing technology products, processes or services. Industries likely to be represented in the Fund's portfolio include, but are not limited to, computers and peripheral products, computer software, electronic system and components, e-commerce, telecommunications, media, cable and information services, pharmaceuticals, medical devices, biotechnology, and defense and aerospace.

The Fund has no limits on the geographic asset distribution of its investments.

HENDERSON INTERNATIONAL OPPORTUNITIES FUND

The Fund's investment objective is to achieve long-term capital appreciation primarily through investment in equities of non-U.S. companies. The Fund does not consider current income from dividends and interest to be an important consideration in selecting investments. Under normal circumstances, the Fund will invest primarily in equity securities of non-U.S. companies. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts.

Fund investment performance will be primarily derived from stock selection. A strategic asset allocation process will be a secondary and less important contributor to the investment process. Security selection will be based upon an analysis of a company's valuations relative to earnings forecasts or other valuation criteria, earnings growth prospects of a company, the quality of a company's management and the unique competitive advantages of a company. Asset allocation will be reviewed monthly based upon strategic views related to the growth prospects, valuations and pricing associated with international equity regions and sectors. Assets of the Fund are allocated to teams of managers who represent an area of geographic or sector expertise.


OTHER INVESTMENT STRATEGIES OF THE EUROPEAN FOCUS FUND, GLOBAL TECHNOLOGY FUND AND INTERNATIONAL OPPORTUNITIES FUND

As a temporary measure for defensive purposes, each Fund may invest up to 100% of its assets in other types of securities such as nonconvertible debt securities, government and money market securities of U.S. and non-U.S. issuers, or cash. A Fund may make these investments or increase its investment in these securities when the managers are unable to find enough attractive long-term investments, to reduce exposure to a Fund's primary investments


Sidebar text: UNDER NORMAL CIRCUMSTANCES THE INTERNATIONAL OPPORTUNITIES FUND WILL INVEST PRIMARILY IN EQUITY SECURITIES OF NON-U.S. COMPANIES.

INVESTMENT STRATEGIES AND RISKS


when the managers believe it is advisable to do so, or to meet anticipated levels of redemption. Each Fund will normally invest a portion of its portfolio in U.S. dollars or short-term interest bearing U.S. dollar denominated securities to provide for possible redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns and may limit a Fund's ability to meet its investment objective.

The Funds may use derivatives including forwards, options, indexed securities, futures and options on futures. Derivatives are financial instruments whose value is derived from another security, a commodity (such as gold or oil) or an index such as the Standard & Poors Composite Price 500 Index.

HENDERSON INCOME ADVANTAGE FUND

The Fund's investment objective is to seek high current income with capital appreciation as a secondary goal when consistent with achieving high current income. Under normal circumstances, the Fund invests primarily in high yield debt that is below investment-grade in quality. A debt security is below investment grade if it is rated below BBB by a nationally recognized rating service or deemed to be of comparable quality by the Fund's managers.

The managers use a process that combines a bottom-up approach to individual security selection with a top-down overlay that determines appropriate industry and sector exposure. The managers are fundamental investors and use both qualitative and quantitative analysis to evaluate companies. The managers do not rely principally on the ratings assigned by rating agencies, but perform their own independent investment analysis to evaluate creditworthiness of the issuer. In this analysis, the managers consider a variety of factors, including the issuer's experience and managerial strength, debt service capability, operating outlook, sensitivity to economic conditions, current financial condition, liquidity and access to capital, asset protection, structural issues, covenant protection and equity sponsorship.

The top-down overlay is established within a broader economic and market context and includes:

     o evaluation of economic and interest rate environment that frames sector allocation and quality mix

     o identification of growth and interest rate trends and determination of appropriate credit ratings

     o analysis of industry weightings including stabil ity and growth of industries, cash flows and/or positive equity momentum

Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities, U.S. Government securities, equity and equity-related securities such as convertibles and debt securities with warrants, illiquid securities, foreign securities, corporate loans, derivatives, distressed securities and emerging market debt securities.

Sidebar text: THE MANAGERS USE A PROCESS THAT COMBINES A BOTTOM-UP APPROACH TO INDIVIDUAL SECURITY SELECTION WITH A TOP-DOWN OVERLAY THAT DETERMINES INDUSTRY AND SECTOR EXPOSURE

                                                 INVESTMENT STRATEGIES AND RISKS


The Fund may invest in the following:

     o DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Debt securities include corporate bonds, U.S. Government securities, convertible bonds, mortgage and other asset-backed securities, zero-coupon bonds and corporate loans.

     o MORTGAGE-BACKED SECURITIES may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

     o EQUITY SECURITIES include common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. Convertible preferred stocks tend to be more volatile than debt securities but tend to be less volatile and produce more income than their underlying common stocks. The Fund may invest up to 10% of its net assets in equity securities.

     o FOREIGN SECURITIES are securities of issuers based outside the United States, including emerging market securities. These securities of foreign issuers will typically be traded in the United States and denominated in U.S. dollars.

     o ILLIQUID SECURITIES AND CORPORATE LOANS are investments that may be difficult to sell, and the sale of many illiquid securities is limited by law. The Fund may invest up to 15% of its net assets in illiquid securities and corporate loans.

     o TEMPORARY DEFENSIVE INVESTMENTS may be made when the managers believe market or eco nomic conditions are unfavorable for investors. Under these conditions, the managers may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. The Fund may make these investments or increase its investment in these securities when the managers are unable to find enough attractive long-term investments, to reduce exposure to a Fund's primary investments when the managers believe it is advisable to do so, or to meet anticipated levels of redemption. The Fund will normally invest a portion of its portfolio in U.S. dollars or short-term interest bearing U.S. dollar denominated securities to provide for possible redemptions. Temporary defensive investments generally may include U.S. government securities, commercial paper, repurchase agreements and other money market securities. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns and may limit the Fund's ability to meet its investment objective.

     o DERIVATIVES are financial instruments, including credit default swaps, forwards, options, indexed securities, futures and options on futures, whose value is derived from another security, a commodity (such as gold or oil) or an index such as the Standard & Poors Composite Price 500 Index. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging (managing the effective maturity or duration of fixed income securities in the Fund's portfolio or enhancing potential gains).

INVESTMENT STRATEGIES AND RISKS


     o LEVERAGE: the Fund may use bank borrowings to increase the amount of money the Fund can invest. This principal is called leverage. The Fund may borrow money to the extent permissible by the 1940 Act, currently up to 33 1/3% of its total assets, including the amount borrowed.


INVESTMENT RISKS OF THE FUNDS

This section contains a summary discussion of the general risks of investing in the Funds. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that a Fund's performance will be positive for any period of time. The following is a description of the risks associated with the Funds' principal investment strategies:


EUROPEAN FOCUS FUND, GLOBAL TECHNOLOGY FUND AND INTERNATIONAL OPPORTUNITIES
FUND:


     o COMMON STOCKS. Common stock represents an ownership interest in a company. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt.

          For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.


          The Funds may purchase stocks that trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the managers' assessment of the prospects for a company's earnings growth is wrong, or if the managers' judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that a manager has placed on it.


          Companies whose stock the managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the managers' assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that a manager has placed on it.

     o GEOGRAPHIC FOCUS. The European Focus Fund is subject to the risk that European issuers will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Europe. Developments in European economies will generally have a greater effect on the European Focus Fund than they would on a more geographically diversified fund, which may result in

                                                 INVESTMENT STRATEGIES AND RISKS

          greater losses and volatility. This risk may be heightened by efforts of the member countries of the European Union to continue to unify their economic and monetary policies, which may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region. To the extent the Global Technology and the International Opportunities Funds invest a substantial amount of their assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on these Funds than they would on a more geographically diversified fund, which may result in greater losses and volatility.


GLOBAL TECHNOLOGY FUND:

     o TECHNOLOGY-RELATED COMPANIES. The Global Technology Fund may invest in technology-related companies. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In technology-related industries, competitive pressures may have a significant effect on the performance of companies in which the Fund may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

INCOME ADVANTAGE FUND:

     o HIGH YIELD SECURITIES. High yield securities are considered predominantly speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be volatile, and these securities are less liquid than investment grade securities. For these reasons, investments in high yield securities are subject to the following specific risks: increased price sensitivity to changing interest rates and to a deteriorating economic environment; greater risk of loss due to default or declining credit quality; greater likelihood that adverse company specific events will render the issuer unable to make interest and/or principal payments when due; and if a negative perception of the high yield market develops, greater risks that the price and liquidity of high yield securities may be depressed.

     o CREDIT. The risk that one or more debt securities in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences an actual or perceived decline in its financial status. Below investment grade securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due, and therefore involve a greater risk of default.

     o MARKET. The risk that deteriorating market conditions might cause a general weakness in the market that reduces the overall value of debt securities in the market. Developments in a particular class of debt securities or the stock market could also adversely affect the Fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the Fund emphasizes debt securities from

INVESTMENT STRATEGIES AND RISKS

          any given industry, it could be hurt if that industry does not do well. Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments when due than an investment grade issuer. The prices of high yield securities are generally more volatile and sensitive to actual or perceived negative economic developments than investment grade securities. The Fund may also invest in equity securities. Equity investments, such as common stocks, are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

     o ISSUER. The value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. The market price of high yield securities tends to reflect individual developments of the issuer to a greater extent than do higher quality securities and is, therefore, more volatile and sensitive to actual or perceived negative developments affecting an issuer.

     o INTEREST RATE. Generally, debt securities will decrease in value when interest rates rise and increase in value when interest rates decline. Interest rate risk is the risk that the debt securities in the Fund's portfolio will decline in value because of increases in market interest rates. Interest rate changes normally have a greater effect on the prices of longer-term debt securities than shorter-term debt securities. In addition, during periods of declining interest rates, the issuers of debt securities held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt securities. This is known as prepayment risk and may reduce the Fund's income. During periods of rising interest rates, slower than expected principal payments may extend the average life of certain types of securities. This may lock in a below market interest rate, increase the debt security's duration and reduce the value of the debt security. This is known as extension risk.

     o LIQUIDITY. Liquidity of individual debt securities varies considerably. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. High yield debt securities tend to be less liquid than higher-rated securities.

     o INFLATION. The risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the value of money.

     o REINVESTMENT. Income from the Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt securities at market interest rates that are below the portfolio's current earnings rate.

     o LEVERAGE. The Fund may borrow money to the extent permissible under the 1940 Act, currently up to 33 1/3% of its total assets, including the amount borrowed. This leverage creates risks not associated with unleveraged funds having a

                                                 INVESTMENT STRATEGIES AND RISKS


          similar investment objective. Leverage creates risk which may adversely affect the return to shareholders of the Fund, including: the likelihood of greater volatility of net asset value; fluctuations in the interest rates on borrowings and short-term debt; increased operating costs, which may reduce the Fund's total return; and the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowings remains fixed. Since the Fund pays the Adviser based on the Fund's averaged managed assets, which include the proceeds of any leverage, the Adviser's fee will be higher if the Fund is leveraged and the Adviser will have an incentive to leverage the Fund.

     o ZERO-COUPON BONDS. Zero coupon bonds are especially sensitive to changes in interest rates, and their prices are generally more volatile than debt securities that pay interest periodically. Lower quality zero coupon bonds are generally subject to the same risks as high yield securities. The Fund typically will not receive any interest payments on these securities until maturity. If the issuer defaults, the Fund may lose its entire investment.

ALL FUNDS:


   o  FOREIGN INVESTMENTS. Foreign investments involve special risks, including:

     o Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

     o Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.


     o Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the U.S.

     o Limited legal recourse: In relation to foreign companies, legal remedies for investors may be more limited than the remedies available in the U.S.


     o Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means a manager may at times be unable to sell these foreign investments at desirable prices. For the same reason, a manager may at times find it difficult to value a Fund's foreign investments.

     o Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

     o Lower yield: Common stocks of foreign companies have historically tended to pay lower dividends than stocks of comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of a Fund.

INVESTMENT STRATEGIES AND RISKS

     o Emerging Markets: The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

          Certain of these risks may also apply to some extent to U.S. traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign Certain U.S. tax considerations may apply to a Fund's foreign investments, as described in the statement of additional information (SAI).

          Each Fund may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent.


          Although ADRs and EDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs or EDRs rather than directly in stocks of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the U.S. for many ADRs. The information available for ADRs is subject to accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. These standards generally are more uniform and more exacting than those to which many foreign issuers may be subject.


     o SMALLER AND LESS SEASONED COMPANIES. Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth of potential development, or be developing or marketing new products or services for which markets are not yet established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

          To the extent a Fund participates in the initial public offering ("IPO") market, and a significant portion of the Fund's returns may be attributable to its investments in IPOs, such investments may have a magnified effect on the investment performance

                                                 INVESTMENT STRATEGIES AND RISKS

          of a Fund during periods when the Fund has a small asset base. Like any past performance, there is no assurance that, as a Fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.

     o DERIVATIVES. Each Fund may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. Each Fund may use derivatives both for hedging and non-hedging purposes. However, the managers may also choose not to use derivatives, based on the managers' evaluation of market conditions or the availability of suitable derivatives.

          Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the managers' ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses. The use of derivatives may also increase the amount of taxes payable by shareholders.

          Other risks arise from the managers' potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the SAI.


     o DEFENSIVE INVESTMENT STRATEGIES. In addition, each Fund may depart from its principal investment strategies by temporarily investing for defensive purposes in short-term obligations (such as cash or cash equivalents) when adverse market, economic or political conditions exist. To the extent that a Fund invests defensively, it may not be able to pursue its investment objective. A Fund's defensive investment position may not be effective in protecting its value.

     o CHANGES IN POLICIES. The Funds' Trustees may change a Fund's investment objective, investment strategies and other policies without shareholder approval, except as otherwise indicated. With respect to the European Focus Fund's policy to invest at least 80% of its net assets in equity securities of European companies, the Fund will give shareholders at least 60 days notice of any change to this policy. With respect to the Global Technology Fund's policy to invest at least 80% of its net assets in equity securities of U.S. and non-U.S. technology-related companies, the Fund will give shareholders at least 60 days notice of any change to this policy.

INVESTMENT STRATEGIES AND RISKS

FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS. The Funds may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Funds and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which each Fund may engage are discussed, together with their risks, in the Funds' SAI which you may obtain by contacting shareholder services. (See back cover for address and phone number.)

                                                         MANAGEMENT OF THE FUNDS

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER AND SUBADVISER


Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1950, Chicago IL, 60611, referred to herein as "the Adviser," is the Funds' investment adviser. Henderson Investment Management Limited, 4 Broadgate, London UK EC2M 2DA, referred to herein as "Henderson," is the subadviser for the European Focus Fund, Global Technology Fund and International Opportunities Fund. The Adviser and Henderson are indirect, wholly-owned subsidiaries of HHG plc, referred to as "HHG," and, together with its subsidiaries, as Henderson Global Investors in this prospectus. As of June 30, 2003 the Adviser and Henderson had approximately $2.39 billion and $324 million of assets under management, respectively.

As a global money manager, Henderson Global Investors provides a full spectrum of investment products and services to institutions and individuals in Asia Pacific, Europe, and both North and South America. Headquartered in London at 4 Broadgate, London, UK EC2M 2DA, Henderson Global Investors has been managing assets for clients since 1934. Today, Henderson Global Investors business is a dynamic multi-skill, multi-asset management business with a fast growing worldwide distribution network.

The Adviser provides investment management and related administrative services and facilities to the Funds (including portfolio management and trade execution).

Each Fund pays the Adviser a monthly fee for providing investment advisory services at an annual rate of each Fund's average net assets (or average managed assets, with respect to the Income Advantage Fund) as set forth below.

    Henderson European Focus Fund          1.00%
    Henderson Global Technology Fund       1.20%
    Henderson International
     Opportunities Fund                    1.10%
    Henderson Income Advantage Fund        0.85%1

1 The fee for Henderson Income Advantage Fund is based upon the Fund's average managed assets. Managed assets mean the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). Since the Fund pays the Adviser based on the Fund's average managed assets, which include the proceeds of any leverage, the Adviser's fee will be higher if the Fund is leveraged.

MANAGEMENT OF THE FUNDS

PORTFOLIO MANAGERS
HENDERSON EUROPEAN FOCUS FUND

Stephen Peak, Head of Henderson's European specialist equities team (since
1998), is the lead portfolio manager for the Fund. Mr. Peak joined Henderson Global Investors in 1986 and has more than 25 years of experience in investment management and research. Mr. Peak manages several European equity funds and is supported by a team of regional and sector specialists. Mr. Peak has been the Fund's portfolio manager since its inception.

HENDERSON GLOBAL TECHNOLOGY FUND


The Fund is managed by Stuart O'Gorman and Ian Warmerdam.

Stuart O'Gorman joined Henderson Global Investors as Co-Head of Technology in 2001. Prior to joining Henderson, Mr. O'Gorman was employed by Scottish Equitable Asset Management where he co-managed the Scottish Equitable Technology Fund (1999-2000) and served as an investment analyst (1996-1999).


Ian Warmerdam joined Henderson Global Investors as Fund Manager, Technology Investment in 2001. Previously, Mr. Warmerdam was an Investment Manager at Scottish Widows Investment Partnership (2000-2001) and was a U.S. equity investment analyst at Scottish Life (1996-2000).


Mr. O'Gorman and Mr. Warmerdam manage several global technology funds for Henderson Global Investors and have been members of the Fund's management team since its inception.


HENDERSON INTERNATIONAL
OPPORTUNITIES FUND


Asset Allocation Strategist - Iain Clark is the Chief Investment Officer of Henderson. Mr. Clark joined Henderson Global Investors in 1985 and has over 25 years of investment management expertise. Mr. Clark was also Chief Investment Officer of Seligman Henderson (1992 to 2000). Mr. Clark has managed several funds for Henderson and has been a member of the Fund's management team since its inception. Mr. Clark is responsible for overseeing the allocation of the Fund's assets among countries, regions and sectors. Mr. Clark also generally oversees the management of the Fund.

European Small-Mid Cap - Tim Stevenson, Director, European Equities (since
1991). Mr. Stevenson joined Henderson Global Investors in 1986 and was appointed Fund manager, Europe with responsibility for overseas clients. Mr. Stevenson has over 19 years of investment industry experience and manages several funds for Henderson Global Investors. Mr. Stevenson has been a member of the Fund's management team since 2002.

Global Technology - Stuart O'Gorman and Ian Warmerdam. Mr. O'Gorman and Mr. Warmerdam have been members of the Fund's investment management team since its inception. Their biographies are included in the Global Technology Fund's Portfolio Managers description above.

Europe - Stephen Peak has managed the European portion of the International Opportunities Fund since the Fund's inception. Mr. Peak's biography is

                                                         MANAGEMENT OF THE FUNDS

included in the European Focus Fund's Portfolio Manager description above.


Japan - The Japanese sector is managed by William Garnett and Jeremy Hall. William Garnett is Director of Japanese Equities (since 1993) and Head of the Japanese Team (since 1997) at Henderson Global Investors. Mr. Garnett has been following the Japanese markets for over 15 years, having begun his investment career at Henderson Global Investors in 1986. Mr. Garnett has been a member of the Fund's management team since its inception.

Jeremy Hall co-manages the sector with Mr. Garnett. Mr. Hall is a Fund Manager of Japanese Equities (since 1996) and has 9 years of experience in investment management and research. Mr.Hall began co-managing the Asia Pacific sector in 2003.

Asia Pacific - The Asia Pacific sector is managed by Kok Boon Lim and John Crawford. Kok Boon Lim is a Senior Fund Manager at Henderson Global Investors (since 2001). Previously Mr. Lim was a Senior Fund Manager at CMG First State Singapore (1999-2001) and a Fund Manager at Commerzbank Asset Management Asia Ltd. (1997-1999). Mr. Lim has 9 years of experience in the investment management industry. Mr. Lim began co-managing the Asia Pacific sector in 2003.

John Crawford is Co-Head of the Asia Pacific Specialist equity team (since 2002) and has been a Fund Manager of Pacific equities since 1999. Mr. Crawford joined Henderson Global Investors in 1996 and has over 12 years of experience. Mr. Crawford began co-managing the Asia Pacific sector in 2002.

HENDERSON INCOME ADVANTAGE FUND

The Fund is managed by Daniel J. Doyle and Harry Resis, Jr.

Daniel J. Doyle, Director of U.S. Credit, joined Henderson Global Investors in 2002. Previously, Mr. Doyle was a Senior Vice President at Scudder Investments, Inc. (1986 - 2002) where he was a Portfolio Manager for various high yield funds. Mr. Doyle was also a Commercial Bank Examiner at the Federal Reserve Bank of Chicago (1984 - 1986) and has more than 17 years of experience in investment management and research.

Harry Resis, Jr., Director of U.S. Fixed Income, joined Henderson Global Investors in 2002. Previously, Mr. Resis was a Managing Director at Scudder Investments, Inc. (1988 - 2002) where he was Lead Portfolio Manager for various high yield and investment-grade funds. Prior to working at Scudder Investments, Inc., Mr. Resis was a Senior Vice President of Fixed Income at Paine Webber (1982 - 1988) and a Vice President at Lehman Brothers (1976 - 1982). Mr. Resis has over 30 years of investment experience.

DESCRIPTION OF SHARE CLASSES

DESCRIPTION OF SHARE CLASSES

The Funds offer Class A, B and C shares through this prospectus. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the following tables. The Class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the Classes of shares:

CLASS A SHARES

     o Front end sales charge. There are several ways to reduce these sales charges.

     o    Lower annual expenses than Class B and Class C shares.


     o No CDSC, except purchases over $1 million for which no front end sales charge was paid are subject to a 1% CDSC for redemptions within one year of investment.


     o Class A shares pay distribution and service fees up to a maximum of 0.25% of net assets annually.


In certain circumstances, front end sales charges are waived. These circumstances are described under "Sales Charge Waivers - Class A Shares."


CLASS B SHARES

     o No front end sales charge. All your money goes to work for you right away.

     o    Higher annual expenses than Class A shares.

     o    A CDSC on shares you sell within six years of purchase.

     o Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses.

     o Class B shares pay distribution and service fees up to a maximum of 1.00% of net assets annually.


     o    CDSC is waived for certain types of redemptions.


CLASS C SHARES

     o    Front end sales charge.

     o A 1% CDSC for redemptions made within eighteen months of investing, and no CDSC thereafter.

     o    Shares do not convert to another Class.

     o    Higher annual expenses than Class A shares.

     o Class C shares pay distribution and service fees up to a maximum of 1.00% of net assets annually.


     o    CDSC is waived for certain types of redemptions.

In certain circumstances, front end sales charges are waived. These circumstances are described under "Sales Charge Waivers - Class C Shares."

If you are purchasing Class B or Class C shares in an amount of $100,000 or more, you should consult with your financial adviser to determine whether another share class is more beneficial given your circumstances.


Please see the heading "Contingent Deferred Sales Charge" for other considerations concerning the calculation of the CDSC that apply to each of these Classes of shares.

If you purchase your Fund shares through a financial adviser (such as a broker or bank), the financial adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and distribution and service fees, or from the Adviser. These commissions and concessions are described in the SAI.

Sidebar text: THE CLASS OF SHARES THAT IS BEST FOR YOU DEPENDS ON A NUMBER OF FACTORS, INCLUDING THE AMOUNT YOU PLAN TO INVEST AND HOW LONG YOU PLAN TO HOLD THE SHARES.

                                                    DESCRIPTION OF SHARE CLASSES

The Funds may waive the initial sales charge and initial and subsequent investment minimums on Class A shares for purchases through certain investment professionals that sponsor electronic mutual fund marketplaces and receive no portion of the sales charge. Investors may be charged a fee by such investment professionals if they effect transactions through them.

APPLICABLE SALES CHARGE - CLASS A SHARES

You can purchase Class A shares at the net asset value per share (NAV) plus an initial sales charge (referred to as the Offering Price). The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

--------------------------------------------------------------------------------------------------------------
                                   EUROPEAN FOCUS FUND
                                 GLOBAL TECHNOLOGY FUND
                            INTERNATIONAL OPPORTUNITIES FUND                  INCOME ADVANTAGE FUND
                            ----------------------------------           ---------------------------------
                                                        DEALER                                      DEALER
                               SALES CHARGE*          REALLOWANCE          SALES CHARGE*          REALLOWANCE
                             AS PERCENTAGE OF:           AS A            AS PERCENTAGE OF:           AS A
                             -----------------        PERCENTAGE         -----------------        PERCENTAGE
                          OFFERING     NET AMOUNT       OF THE        OFFERING     NET AMOUNT       OF THE
AMOUNT OF PURCHASE          PRICE       INVESTED    OFFERING PRICE      PRICE       INVESTED    OFFERING PRICE
--------------------------------------------------------------------------------------------------------------
Less than $50,000           5.75%         6.10%          5.00%          4.75%         4.99%          4.25%
--------------------------------------------------------------------------------------------------------------
$50,000 but
  less than $100,000        4.75%         4.99%          4.50%          4.50%         4.71%          4.00%
--------------------------------------------------------------------------------------------------------------
$100,000 but
  less than $250,000        4.00%         4.17%          3.75%          3.50%         3.63%          3.00%
--------------------------------------------------------------------------------------------------------------
$250,000 but
  less than $500,000        3.00%         3.09%          2.75%          2.50%         2.56%          2.25%
--------------------------------------------------------------------------------------------------------------
$500,000 but
  less than $1,000,000      2.20%         2.25%          1.95%          2.00%         2.04%          1.75%
--------------------------------------------------------------------------------------------------------------
$1,000,000 or more         None**        None**         None***        None**        None**         None***
--------------------------------------------------------------------------------------------------------------


  * Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.

 ** No initial sales charge applies on investments of $1 million or more.
    However, a CDSC of 1% is imposed on certain redemptions of such investments within one year of purchase.

*** The distributor (the "Distributor") pays a sales commission of up to 1.00% of the offering price of Class A shares to brokers that initiate and are responsible for purchases of $1 million or more.

DESCRIPTION OF SHARE CLASSES

YOU MAY BE ELIGIBLE FOR REDUCTIONS AND WAIVERS OF SALES CHARGES. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is set forth below. You may consult your financial adviser or the Adviser for assistance.


SALES CHARGE WAIVERS - CLASS A SHARES


The Funds will waive the initial sales charge on Class A shares for the following types of purchases:

     1.   Dividend reinvestment programs

     2. Purchase by any other investment company in connection with the combination of such com pany with a Fund by merger, acquisition of assets or otherwise


     3. Reinvestment by a shareholder who has redeemed shares in a Fund and reinvests in that Fund, provided the reinvestment is made within 90 days of the redemption

     4. Purchase by a tax-exempt organization enumerated in Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") and private, charitable foundations that in each case make a lump-sum purchase of $100,000 or more

     5. Purchase by a unit investment trust registered under the 1940 Act which has shares of a Fund as a principal investment


     6. Purchase by a financial institution purchasing Class A Shares of a Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Funds' Distributor

     7. Purchase by registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fees for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books and records of a broker or agent

     8. Purchases of retirement or deferred plans and trusts including those defined in section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts"

     9.   Purchase of $1 million or more of Class A shares among all Funds


     10. Purchase by an employee or family member of an employee of the Adviser or its affiliates

     11. Purchases by individuals with the proceeds from shares redeemed from another fund complex within the last 30 days on which an initial or contingent deferred sales charge was paid. Certain brokers or financial advisers may not offer this program

Investors who qualify under any of the categories described above should contact their brokerage firms. For further information on sales charge waivers, call 866.3Henderson (or 866.343.6337).

SALES CHARGE REDUCTIONS - CLASS A SHARES


You may qualify for reduced sales charges in the following cases:

     o LETTER OF INTENT. If you intend to purchase at least $50,000 of Class A shares of a Fund, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can

                                                    DESCRIPTION OF SHARE CLASSES

     apply any investments you made in any of the Henderson Global Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period).

     You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds' custodian will hold such amount in shares in escrow. The custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.


o RIGHTS OF COMBINATION. Investors eligible to receive volume discounts are individuals, their spouses, their children under age 21, tax-qualified employee benefit plans and a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account even though more than one beneficiary is involved. You also may combine the value of Class A Shares you already hold in a Fund and Class A Shares of other funds advised by the Adviser along with the value of the Class A Shares being purchased to qualify for a reduced sales charge. For example, if you own Class A Shares of the International Opportunities Fund that have an aggregate value of $100,000, and make an additional investment in Class A Shares of the Fund of $4,000, the sales charge applicable to the additional investment would be 4.00%, rather than the 5.75% normally charged on a $4,000 purchase (sales load of each Fund will vary). Please contact your broker to establish a new account under Rights of Combination.


o RIGHT OF ACCUMULATION. You may add the value of any other Class A shares of a Fund you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase.

Certain brokers or financial advisers may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or your financial adviser prior to purchasing a Fund's shares.

For further information on sales charge reductions, call 866.3Henderson (or 866.343.6337).

APPLICABLE SALES CHARGE - CLASS B SHARES

You pay no initial sales charge if you purchase Class B shares. However, a CDSC will be deducted from your redemption proceeds if you redeem your shares within six years of purchase. The CDSC schedule for Class B Shares is set forth under "Contingent Deferred Sales Charge."


The Distributor pays sales commissions at the time of sale of up to 4.00% of the purchase price of Class B shares of a Fund to brokers that initiate and are responsible for purchases of such Class B shares of that Fund.


CONVERSION FEATURE -- CLASS B SHARES:

     o Class B Shares of a Fund automatically convert to Class A shares of that Fund eight years after you acquired such shares. See the CDSC Aging Schedule under "Contingent Deferred Sales Charge."

     o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

DESCRIPTION OF SHARE CLASSES

     o If you exchange Class B shares of one Fund for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares.


     o The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.


The Board of Trustees may suspend the automatic conversion of Class B shares to Class A shares for legal reasons or due to the exercise of its fiduciary duty. If the Board of Trustees determines that such suspension is likely to continue for a substantial period of time, it will create another Class of shares into which Class B shares are convertible.

APPLICABLE SALES CHARGE - CLASS C SHARES


You may purchase Class C shares at NAV plus an initial sales charge of 1% (referred to as the Offering Price). In addition, a 1% CDSC will apply to redemptions of shares made within eighteen months of buying them, as discussed below. The current sales charge rates are as follows:

----------------------------------------------------
    SALES CHARGE AS PERCENTAGE OF:
                                          DEALER
                                        REALLOWANCE
                                           AS A
                              NET      PERCENTAGE OF
AMOUNT OF      OFFERING     AMOUNT     THE OFFERING
PURCHASE         PRICE     INVESTED        PRICE
----------------------------------------------------
Investment
Amount           1.00%       1.01%           1.00%
----------------------------------------------------

The Distributor pays sales commissions (in addition to dealer reallowances) at the time of sale of up to 1.00% of the purchase price of Class C shares of a Fund to brokers that initiate and are responsible for purchases of such Class C shares of that Fund.

SALES CHARGE WAIVER - CLASS C SHARES

The 1.00% initial sales charge for purchases of Class C shares will be waived on purchases of Class C shares through financial intermediaries that have entered into an agreement with the Distributor that allows the waiver of the sales charge and dealer reallowance. In such cases, although the sales charge and dealer reallowance is waived, the Distributor will continue to pay sales commissions of up to 1.00% of the purchase price of Class C shares to such financial intermediaries at the time of sale.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
You pay a CDSC when you redeem:

     o Class A shares that were bought without paying a front end sales charge as part of an investment of at least $1 million within one year of purchase;


     o    Class B shares within six years of purchase;

     o    Class C shares within eighteen months of purchase.

The CDSC payable upon redemption of Class C Shares or Class A shares in the circumstance described above is 1.00%. The CDSC schedule for Class B shares is set forth as follows.

YEARS SINCE PURCHASE                           CDSC
First..........................................5.00%
Second.........................................4.00%
Third..........................................4.00%
Fourth.........................................3.00%
Fifth..........................................2.00%
Sixth..........................................1.00%
Seventh and thereafter.........................0.00%

                                                    DESCRIPTION OF SHARE CLASSES

The CDSC is calculated based on the original NAV at the time of your investment. Shares purchased through reinvestment of distributions are not subject to a CDSC. These time periods include the time you held Class B or Class C shares of another Fund of which you may have exchanged for Class B or Class C shares of the Fund you are redeeming.


You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another Fund from the date you acquired the original shares of the other Fund.


For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000; i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share which is the original purchase price. Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 4.00% (the applicable rate in the third year after purchase).


CDSC WAIVERS

The Funds will waive the CDSC payable upon redemptions of shares for:

     o death or disability (as defined in section 72(m)(7) of the Internal Revenue Code) of the shareholder if such shares are redeemed within one year of death or determination of disability

     o benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans

     o minimum required distributions made from an individual retirement account ("IRA") or other retirement plan account after you reach age 70 1/2, limited to 10% annually of the value of your account, measured at the time you set up the plan

     o withdrawals under a Fund's systematic withdrawal plan, limited to 10% annually of the value of your account, measured at the time you set up the plan

CDSC AGING SCHEDULE

As discussed above, certain investments in Class A, Class B and Class C shares will be subject to a CDSC. The aging schedule applies to the calculation of the CDSC.

DESCRIPTION OF SHARE CLASSES

Purchases of Class A, Class B or Class C shares made on any day during a calendar month will age one month on the last day of the month, and each subsequent month.

No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

The CDSC will be applied in a manner that results in the CDSC being imposed at the original purchase price. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

DISTRIBUTION AND SERVICE FEES


The Funds have adopted a distribution and service plan under Rule 12b-1 of the 1940 Act. 12b-1 fees are used to compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.


The 12b-1 fees vary by share class as follows:

     o Class A shares pay a 12b-1 fee at the annual rate of 0.25% of the average daily net assets of a Fund.

     o Class B and Class C shares pay a 12b-1 fee at the annual rate of 1.00% of the average daily net assets of a Fund.

12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares by financing the costs of advancing brokerage commissions paid to investment representatives. Such fees may also be used to finance the costs incurred by the Distributor for marketing-related activities and for providing shareholder services.


The Distributor may use up to 0.25% of the fees for shareholder servicing for Class A, Class B and Class C shares and up to 0.75% for distribution for Class B and Class C shares.


Over time, shareholders may pay more in 12b-1 fees than the equivalent of the maximum permitted front end sales charge because 12b-1 distribution and service fees are paid out of a Fund's assets on an on-going basis.

                                     HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

You may purchase, exchange and redeem Class A, Class B and Class C shares of the Funds in the manner described below. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these Classes of shares, which are described in the next section under the caption "Investor Services and Programs."

How to Purchase Shares

INITIAL PURCHASE

INVESTMENT MINIMUMS:
---------------------------------------------------------------------------------------------------------
                                                           MINIMUM TO OPEN      MINIMUM           MINIMUM
TYPE OF ACCOUNT                                              AN ACCOUNT         ADDITION          BALANCE
---------------------------------------------------------------------------------------------------------
Regular                                                        $3,000              $50            $3,000
---------------------------------------------------------------------------------------------------------
IRA and Roth IRA                                                 $500              $50              $500
---------------------------------------------------------------------------------------------------------
Coverdell Education Savings Account (Education IRA)              $500              $50              $500
---------------------------------------------------------------------------------------------------------
Automatic Investment Plan                                        $500              $50              $500
---------------------------------------------------------------------------------------------------------

The Funds require that you maintain a minimum account balance as listed above. If your account value declines below the respective minimum because you have redeemed or exchanged some of your shares, a Fund may notify you of its intent to charge an annual $15 fee until the account has reached the required minimum. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the Fund. The Funds reserve the right to liquidate your account regardless of size. The Funds also reserve the right to waive any investment minimum.

OPENING YOUR ACCOUNT

You can open a new account in any of the following ways:

     o FINANCIAL ADVISER. You can establish an account by having your financial adviser process your purchase.


     o COMPLETE THE APPLICATION. Please call 866.3HENDERSON (or 866.343.6337) to obtain an application. Make check payable to the name of the Fund (Henderson European Focus Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund or Henderson Income Advantage Fund). Mail to:


          REGULAR MAIL
          Henderson Global Funds
          PO Box 8391
          Boston, MA 02266-8391

          OVERNIGHT MAIL
          Boston Financial Data Services
          c/o Henderson Global Funds
          66 Brooks Drive, Suite 8391
          Braintree, MA 02184
          866.3Henderson (or 866.343.6337)

HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

Current shareholders may open a new identically registered account by one of the following methods:

     o TELEPHONE EXCHANGE PLAN. You may exchange $3,000 or more from your existing account to another Henderson Fund account.

     o WIRE. Call 866.3Henderson (or 866.343.6337) to arrange for this transaction:


          State Street Bank and Trust Company
          Attn: Mutual Funds
          Boston, MA 02110
          ABA # 0110-0002-8
          Attn: Henderson Global Funds
          Deposit DDA #9905-541-0
          FBO: (please specify the Fund name, account number and name(s) on account);


Generally, the Funds do not accept investments from non-U.S. residents.

ADDING TO YOUR ACCOUNT

There are several easy ways you can make additional investments of at least $50 to any Fund in your account:

     o    ask your financial adviser to purchase shares on your behalf

     o    send a check with the returnable portion of your statement

     o wire additional investments through your bank using the wire instructions as detailed above


     o authorize transfers by telephone between your bank account and your Henderson account through Automated Clearinghouse ("ACH"). You may elect this privilege on your account application or through a written request


     o    exchange shares from another Fund

     o through an Automatic Investment Plan (please see Purchase and Redemption Programs for details)

HOW TO EXCHANGE SHARES


You can exchange your shares for shares of the same Class of certain other Funds at NAV by having your financial adviser process your exchange request or by contacting shareholder services directly. Please note that a share exchange is a taxable event. To be eligible for exchange, shares of a Fund must be registered in your name or in the name of your financial adviser for your benefit for at least 15 days. The minimum exchange amount to establish a new account is the same as the investment minimum for your initial purchase ($50 for subsequent exchanges made under the automatic exchange plan and telephone exchange). Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange. Class A shares exchanged between Funds within 30 days of purchase may be subject to a 2.00% redemption fee, as described below under "Excessive Trading Practices."


HOW TO REDEEM SHARES

You may redeem your shares either by having your financial adviser process your redemption or by contacting shareholder services directly. A Fund normally sends out your redemption proceeds within

                                     HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

seven calendar days after your request is received in good order. "Good order" is defined by the requirements described below for redemptions processed by telephone or mail.

Under unusual circumstances such as when the New York Stock Exchange (NYSE) is closed, trading on the NYSE is restricted or if there is an emergency, a Fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, a Fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

You may give up some level of security in choosing to buy or sell shares by telephone rather than by mail. The Funds use procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order, and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, a Fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

REDEEMING THROUGH YOUR FINANCIAL ADVISER

You can request your financial adviser to process a redemption on your behalf. Your financial adviser will be responsible for furnishing all necessary documents to shareholder services and may charge you for this service.

REDEEMING DIRECTLY THROUGH SHAREHOLDER SERVICES

     o BY TELEPHONE. You can call shareholder services at 866.3Henderson (or 866.343.6337) to have shares redeemed from your account and the proceeds wired or electronically transferred directly to a pre-designated bank account or mailed to the address of record. Shareholder services will request personal or other information from you and will generally record the calls. You may elect not to receive this privilege on your account application.

     o BY MAIL. To redeem shares by mail, you can send a letter to shareholder services with the name of your Fund, your account number and the number of shares or dollar amount to be sold. Mail to:

          REGULAR MAIL
          Henderson Global Funds
          PO Box 8391
          Boston, MA 02266-8391

          OVERNIGHT MAIL
          Boston Financial Data Services
          c/o Henderson Global Funds
          66 Brooks Drive, Suite 8391
          Braintree, MA 02184
          866.3Henderson (or 866.343.6337)

     o BY WIRE. Redemptions in excess of $500 may be wired to your financial institution that is indicated on your account application.


          Note: If an address change has occurred within 30 days of the redemption, a signature guarantee will be required.

SIGNATURE GUARANTEE / ADDITIONAL DOCUMENTATION

Your signature may need to be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

Shareholder services may require additional documentation for certain types of registrations and transactions, in any of the following situations:

     o You request a change to your current account registration, including your name and address, or are establishing or changing a TOD (Transfer on Death) beneficiary

     o    You want to redeem more than $200,000 in shares

     o You want your redemption check mailed to an address other than the address on your account registration

     o    Your address of record was changed within the past 30 days

     o You want the check made payable to someone other than the account owner

     o You want to redeem shares, and you instruct a Fund to wire the proceeds to a bank or brokerage account, but you do not have the telephone redemption by wire plan on your account

     o You want your redemption proceeds wired to an account other than your account of record

     o Your name has changed by marriage or divorce (send a letter indicating your account number(s) and old and new names, signing the letter in both the old and new names and having both signatures guaranteed)

Other Considerations


RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made for investment purposes only. The Funds do not accept third party checks, money orders, cash, currency or monetary instruments in bearer form. The Funds reserve the right to reject or restrict any specific purchase or exchange request. We are required by law to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable.


Because an exchange request involves both a request to redeem shares of one Fund and to purchase shares of another Fund, the Funds consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the Funds reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When a Fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, that Fund may reject the exchange request or delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In the case of delay, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming fund. If an exchange has been rejected or delayed shareholders may still place an order to redeem their shares.


ANTI-MONEY LAUNDERING LAWS. The Funds are required to comply with certain federal anti-money laundering laws and regulations. The Funds may be required to "freeze" the account of a shareholder if certain account information matches information on government lists of known terrorists or other suspicious persons or if the shareholder appears to be involved in suspicious activity, or the Funds may be required to transfer the account or the proceeds of the account to a government agency.

                                     HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES


EXCESSIVE TRADING PRACTICES. The Funds are designed for long-term investors and discourage short-term trading (market timing) and other excessive trading practices. These practices may disrupt portfolio management strategies and harm fund performance. However, the Funds receive purchase orders and sales orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus accounts by intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds making it more difficult to locate and eliminate market timers. In general, the Funds cannot eliminate the possibility that market timing or other excessive trading activity will occur in the Funds.

As noted above, the Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor. To minimize harm to the Funds and their shareholders, the Funds may, at the Fund's sole discretion, exercise these rights if an investor has a history of excessive trading or if an investor's trading, in the judgment of the Funds, has been or may be disruptive to a Fund. In making this judgment, the Funds may consider trading done in multiple accounts under common ownership or control.

Class A shares redeemed within 30 day of purchase, including redemptions by exchange, may be subject to a 2% redemption fee. The Funds reserve the right to not impose the 2% redemption fee on a case-by-case basis. The Funds may also waive the 2% fee for assets invested through certain wrap programs or retirement or deferred plans and trusts, including those defined in section 401, 403, 408 and 457 of the Internal Revenue code and "rabbi trusts", or for redemptions that meet certain requirements.

Generally, you will be permitted to make up to 5 round-trip exchanges between the Funds per year (a round trip is an exchange out of one Fund into another Fund, and then back again). The Funds reserve the right to accept exchanges in excess of this policy on a case-by-case basis if they believe that granting such an exception would not be disruptive to portfolio management strategies and harm Fund performance. The Funds may also waive this restriction for shareholders investing through certain electronic marketplaces.

REINSTATEMENT PRIVILEGE. Once a year, you may decide to reinstate shares that you have redeemed within the past 90 days. You must send a letter to shareholder services, stating your intention to use the reinstatement privilege, along with your check for all or a portion of the previous redemption proceeds. Shares will be purchased at NAV on the day the check is received. Shares will be purchased into the account from which the redemption was made. If shares were redeemed from a Class B or Class C account, the purchase will be processed so that no CDSC charges will be assessed against it in the future, but any CDSC charges that were incurred as a result of the original redemption will not be reversed.

IN-KIND DISTRIBUTIONS. The Funds have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that a Fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. Should the in-kind distribution contain illiquid securities, you could have difficulty converting the assets into cash. The Funds have elected under Rule 18f-1 of the 1940 Act to commit to pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Fund's net assets, whichever is less.

INVESTOR SERVICES AND PROGRAMS


INVESTOR SERVICES AND PROGRAMS


As a shareholder of a Fund, you have available to you a number of services and investment programs. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the Fund is made through a retirement plan.


DISTRIBUTION OPTIONS

The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by having your financial adviser notify shareholder services or by contacting shareholder services directly:

     o Dividend and capital gain distributions reinvested in additional shares (this option will be assigned if no other option is specified)

     o Dividend distributions in cash; capital gain distributions reinvested in additional shares

     o    Dividend and capital gain distributions in cash

     o Dividend and capital gain distributions reinvested in additional shares of another Henderson Fund of your choice


Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same Class of shares at the NAV as of the close of business on the reinvestment date. See "Other Information- Undeliverable Distributions." Your request to change a distribution option must be received by shareholder services at least five business days before a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


PURCHASE AND REDEMPTION PROGRAMS

For your convenience, the following purchase and redemption programs are made available to you with respect to Class A, B and C shares, without extra charge:

AUTOMATIC INVESTMENT PLAN. You can make cash investments of $50 or more through your checking account or savings account on any day of the month. If you do not specify a date, the investment will automatically occur on or about the fifteenth day of the month.

AUTOMATIC EXCHANGE PLAN. If you have an account balance of at least $5,000 in any Fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic monthly or quarterly exchanges from your account in a Fund for shares of the same Class of shares of other Funds. You may make exchanges of at least $50 with any of the other Funds under this plan. Exchanges will be made at NAV without any sales charges. You may terminate the Plan at any time on five business days notice.

REINVEST WITHOUT A SALES CHARGE. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

Sidebar text: AS A SHAREHOLDER OF A FUND, YOU HAVE AVAILABLE TO YOU A NUMBER OF SERVICES AND INVESTMENT PROGRAMS.

                                                  INVESTOR SERVICES AND PROGRAMS

DISTRIBUTION INVESTMENT PROGRAM. You may purchase shares of any Fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting a minimum of $50 of dividend and capital gain distributions from the same Class of another Fund.


SYSTEMATIC WITHDRAWAL PLAN. This plan is available to IRA accounts and non-IRA accounts with a minimum account balance of $5,000. You may elect to automatically receive or designate someone else to receive regular periodic payments on any day between the 4th and the last day of the month. If you do not specify a date, the investment will automatically occur on the fifteenth business day of the month. Each payment under this systematic withdrawal is funded through the redemption of your Fund shares. For Class B and Class C shares, you can receive up to 10% of the value of your account without incurring a CDSC charge in any one year (measured at the time you establish this plan). You may incur the CDSC (if applicable) when your shares are redeemed under this plan. You may terminate the Plan at any time on five business days notice.

OTHER INFORMATION


OTHER INFORMATION

PRICING OF FUND SHARES

The price of each Class of a Fund's shares is based on its NAV. The NAV of each Class of shares is determined as of the close of regular trading each day that the NYSE is open for trading (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The days that the NYSE is closed are listed in the SAI. To determine NAV, a Fund values its assets at current market values, or at fair value as determined by the Adviser, under the direction of the Board of Trustees, if current market values are not readily available. Fair value pricing may be used by a Fund when current market values are unavailable or when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated using last reported prices.

Your purchase or redemption order will be calculated at the NAV next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (has all required information) and shareholder services receives your order by:

     o shareholder services' close of business, if placed through a financial adviser, so long as the financial adviser (or its authorized designee) received your order by the valuation time; or


     o the valuation time, if placed directly by you (not through a financial adviser such as, a broker or bank) to shareholder services.

The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee.


The Funds invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the Funds do not price their shares. Therefore, the value of a Fund's holdings may change on days when you will not be able to purchase or redeem its shares.

DISTRIBUTIONS


The European Focus Fund, Global Technology Fund and International Opportunities Fund intend to pay substantially all of their net income (including any realized net capital gains) to shareholders at least annually.

The Income Advantage Fund intends to declare dividends of all or a portion of its net investment income daily to shareholders. Dividends and distributions may be payable monthly in cash or additional shares, with the option to receive cash in lieu of the shares. The Fund may at times in its discretion pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in

                                                               OTHER INFORMATION


other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders. For federal income tax purposes, the Fund is required to distribute substantially all of its net investment income for each year. All net realized capital gains, if any, will be distributed to the Fund's shareholders at least annually. While the Fund will attempt to maintain a stable level of distributions, the Fund will still comply with Subchapter M of the Internal Revenue Code.

See "Distribution Options" for information concerning the manner in which dividends and distributions to shareholders may be automatically reinvested in additional shares. Dividends and distributions will be taxable to shareholders whether they are reinvested in shares of the Funds or received in cash.

The yield on the Income Advantage Fund's shares will vary from period to period depending on factors including, but not limited to, market conditions, the timing of the Fund's investment in portfolio securities, the securities comprising the Fund's portfolio, changes in interest rates including changes in the relationship between short-term rates and long-term rates, the amount and timing of the use of leverage by the Fund, the Fund's net assets and its operating expenses. Consequently, the Fund cannot guarantee any particular yield on its shares and the yield for any given period is not an indication or representation of future yields on the Fund's shares.


UNDELIVERABLE DISTRIBUTIONS

If a check representing (1) sale proceeds, (2) a withdrawal under the systematic withdrawal plan, or (3) a dividend/capital gains distribution is returned "undeliverable" or remains uncashed for six months, the Adviser may cancel the check and reinvest the proceeds in the Fund from which the transaction was initiated. In addition, after such six-month period: (1) the Adviser will terminate your systematic withdrawal plan and future withdrawals will occur only when requested, and (2) the Adviser will automatically reinvest future dividends and distributions in the Fund.

TAX CONSIDERATIONS


The following discussion is very general and is limited solely to U.S. federal income tax considerations. You are urged to consult your tax adviser before making an investment decision regarding the effect that an investment in a Fund may have on your particular tax situation.


TAXABILITY OF DISTRIBUTIONS. As long as a Fund qualifies for treatment as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.


You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable for federal income tax purposes as long-term capital gains. Distributions designated as "qualified dividend income" will generally qualify for reduced federal income tax rates. Other distributions are generally taxable as ordinary

OTHER INFORMATION

income. Some dividends paid in January may be taxable as if they had been paid the previous December.


The IRS Form 1099 that is mailed to you every January details your distributions and how they are treated for federal income tax purposes.


Fund distributions will reduce a Fund's NAV per share. Therefore, if you buy shares after a Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

A Fund may be eligible to elect to "pass through" to you foreign income taxes that it pays. If a Fund makes this election, you will be required to include your share of those taxes in gross income as a distribution from that Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations.


You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Each Fund is required in certain circumstances to apply backup withholding at the rate of up to 28% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability provided the appropriate information is furnished to the IRS. If you are neither a citizen nor a resident of the U.S., a Fund will withhold U.S. federal income tax determined by the relationship with your country or citizenship up to but not exceeding 30% on taxable dividends and other payments that are subject to such withholding. Backup withholding will not be applied to payments that have been subject to non-resident alien withholding. Prospective investors should read the Henderson Global Funds' Account Application for additional information regarding backup withholding of federal income tax.


TAXABILITY OF TRANSACTIONS. When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may realize a gain or a loss on the transaction for federal income tax purposes. You are responsible for any tax liabilities generated by your transaction.

UNIQUE NATURE OF FUNDS

Henderson and its affiliates may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the Funds, and which may be managed by the Funds' portfolio managers. While a Fund may have many similarities to these other funds, its investment performance will differ from the other funds' investment performance. This is due to a number of differences between the funds, including differences in sales charges, expense ratios, investments and cash flows.

                                                               OTHER INFORMATION

PROVISION OF ANNUAL AND SEMI-ANNUAL
REPORTS AND PROSPECTUSES

The Funds produce financial reports every six months and update their prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Funds' annual and semi-annual report or prospectus will be mailed to shareholders having the same residential address on the Funds' records. However, any shareholder may contact shareholder services (see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the period of the Fund's operations. The Henderson Income Advantage Fund commenced operations on September 30, 2003 and therefore does not have audited financial statements as of the date of this prospectus. Information will be included in the Henderson Income Advantage Fund's next semi-annual report. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors. The independent auditor's report, along with each Fund's financial statements, are included in the annual report of the Funds, and are incorporated by reference into the Statement of Additional Information. You may obtain the annual reports without charge by calling 866.4HENDERSON (866.443.6337).


EUROPEAN FOCUS FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

YEAR ENDED JULY 31, 2003                                           CLASS A            CLASS B            CLASS C
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $11.61             $11.54             $11.53
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (b)                                          0.16               0.02               0.03
   Net realized and unrealized gain on investments (b)                3.76               3.76               3.76
-----------------------------------------------------------------------------------------------------------------
      Total from investment operations                                3.92               3.78               3.79
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                              (0.06)             (0.02)             (0.02)
-----------------------------------------------------------------------------------------------------------------
      Total distributions                                            (0.06)             (0.02)             (0.02)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $15.47             $15.30             $15.30
================================================================================================================
Total Return (c)                                                    33.93%             32.83%             32.94%
================================================================================================================
Net assets, end of period (000)                                    $20,647             $9,420            $22,285
Ratio of operating expenses to average net assets                    2.00%              2.75%              2.75%
Ratio of net investment income to average net assets                 1.20%              0.16%              0.24%
Portfolio turnover rate (%)                                            76%                76%                76%
Ratio of operating expenses to average net assets
   without waivers and/or expenses reimbursed                        4.60%              5.35%              5.35%

-----------------------------------------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS


EUROPEAN FOCUS FUND (CONTINUED)

PERIOD ENDED JULY 31, 2002 (a)                                     CLASS A            CLASS B            CLASS C
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00             $10.00             $10.00
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (b)                                          0.11               0.09               0.09
   Net realized and unrealized gain/(loss) on investments (b)         1.50               1.45               1.44
----------------------------------------------------------------------------------------------------------------
      Total from investment operations                                1.61               1.54               1.53
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                               0.00               0.00               0.00
----------------------------------------------------------------------------------------------------------------
      Total distributions                                             0.00               0.00               0.00
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $11.61             $11.54             $11.53
================================================================================================================
Total Return (c)                                                    16.10%             15.40%             15.30%
================================================================================================================
Net assets, end of period (000)                                     $2,169             $2,831             $5,550
Ratio of operating expenses to average net assets (d)                2.00%              2.75%              2.75%
Ratio of net investment income to average net assets (d)             0.95%              0.79%              0.77%
Portfolio turnover rate (%)                                            67%                67%                67%
Ratio of operating expenses to average net assets
   without waivers and/or expenses reimbursed (d)                   22.40%             23.15%             23.15%

(a)  The Henderson European Focus Fund commenced operations on August 31, 2001.
(b) Per share numbers for this period have been calculated using the average share method.
(c) Non-annualized total return for the period indicated, excluding any applicable sales charges.
(d)  Annualized.

FINANCIAL HIGHLIGHTS

GLOBAL TECHNOLOGY FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

YEAR ENDED JULY 31, 2003                                           CLASS A            CLASS B            CLASS C
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $7.36              $7.31              $7.31
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss (b)                                           (0.13)             (0.18)             (0.18)
   Net realized and unrealized gain on investments (b)                2.41               2.43               2.40
-----------------------------------------------------------------------------------------------------------------
      Total from investment operations                                2.28               2.25               2.22
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                              (0.08)             (0.08)             (0.08)
-----------------------------------------------------------------------------------------------------------------
      Total distributions                                            (0.08)             (0.08)             (0.08)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $9.56              $9.48              $9.45
=================================================================================================================
Total Return (c)                                                    31.38%             31.10%             30.69%
=================================================================================================================
Net assets, end of period (000)                                       $409               $816               $456
Ratio of operating expenses to average net assets                    2.00%              2.75%              2.75%
Ratio of net investment loss to average net assets                 (1.74)%            (2.48)%            (2.50)%
Portfolio turnover rate (%)                                           238%               238%               238%
Ratio of operating expenses to average net assets
   without waivers and/or expenses reimbursed                       22.78%             23.53%             23.53%

-----------------------------------------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS


GLOBAL TECHNOLOGY FUND (CONTINUED)
PERIOD ENDED JULY 31, 2002 (a)                                     CLASS A            CLASS B            CLASS C
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00             $10.00             $10.00
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss (b)                                           (0.16)             (0.21)             (0.20)
   Net realized and unrealized gain/(loss) on investments (b)        (2.48)             (2.48)             (2.49)
-----------------------------------------------------------------------------------------------------------------
      Total from investment operations                               (2.64)             (2.69)             (2.69)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                               0.00               0.00               0.00
-----------------------------------------------------------------------------------------------------------------
      Total distributions                                             0.00               0.00               0.00
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $7.36              $7.31              $7.31
=================================================================================================================
Total Return (c)                                                  (26.40)%           (26.90)%           (26.90)%
=================================================================================================================
Net assets, end of period (000)                                       $164               $412               $289
Ratio of operating expenses to average net assets (d)                2.00%              2.75%              2.75%
Ratio of net investment loss to average net assets (d)             (1.84)%            (2.56)%            (2.59)%
Portfolio turnover rate (%)                                           134%               134%               134%
Ratio of operating expenses to average net assets
   without waivers and/or expenses reimbursed (d)                   80.48%             81.23%             81.23%

(a)  The Henderson Global Technology Fund commenced operations on August 31,
     2001.
(b) Per share numbers for this period have been calculated using the average share method.
(c) Non-annualized total return for the period indicated, excluding any applicable sales charges.
(d)  Annualized.

FINANCIAL HIGHLIGHTS

INTERNATIONAL OPPORTUNITIES FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
YEAR ENDED JULY 31, 2003                                           CLASS A            CLASS B            CLASS C
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.51             $10.44             $10.44
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss) (b)                                   0.00(*)           (0.12)             (0.12)
   Net realized and unrealized gain on investments (b)                1.55               1.59               1.59
-----------------------------------------------------------------------------------------------------------------
      Total from investment operations                                1.55               1.47               1.47
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                              (0.07)             (0.03)             (0.03)
-----------------------------------------------------------------------------------------------------------------
      Total distributions                                            (0.07)             (0.03)             (0.03)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $11.99             $11.88             $11.88
=================================================================================================================
Total Return (c)                                                    14.84%             14.10%             14.12%
=================================================================================================================
Net assets, end of period (000)                                     $8,371             $3,888             $7,560
Ratio of operating expenses to average net assets                    2.00%              2.75%              2.75%
Ratio of net investment income/(loss) to average net assets          0.01%             (1.13)%            (1.14)%
Portfolio turnover rate (%)                                           190%               190%               190%
Ratio of operating expenses to average net assets
   without waivers and /or expenses reimbursed                       7.21%              7.96%              7.96%

-----------------------------------------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS


INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

PERIOD ENDED JULY 31, 2002 (a)                                     CLASS A            CLASS B            CLASS C
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00             $10.00             $10.00
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss (b)                                           (0.05)             (0.09)             (0.07)
   Net realized and unrealized gain on investments (b)                0.56               0.53               0.51
-----------------------------------------------------------------------------------------------------------------
      Total from investment operations                                0.51               0.44               0.44
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                               0.00               0.00               0.00
-----------------------------------------------------------------------------------------------------------------
      Total distributions                                             0.00               0.00               0.00
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.51             $10.44             $10.44
=================================================================================================================
Total Return (c)                                                     5.10%              4.40%              4.40%
=================================================================================================================
Net assets, end of period (000)                                       $773             $1,494             $3,307
Ratio of operating expenses to average net assets (d)                2.00%              2.75%              2.75%
Ratio of net investment loss to average net assets (d)             (0.49)%            (0.84)%            (0.67)%
Portfolio turnover rate (%)                                            80%                80%                80%
Ratio of operating expenses to average net assets
   without waivers and /or expenses reimbursed (d)                  32.69%             33.44%             33.44%

(a)  The Henderson International Opportunities Fund commenced operations on
     August 31, 2001.
(b) Per share numbers for this period have been calculated using the average share method.
(c) Non-annualized total return for the period indicated, excluding any applicable sales charges.
(d)  Annualized.
(*)  Amount represents less than $0.01.

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                                       60

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                                       61

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                                       62

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                                       63

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

ANNUAL/SEMI-ANNUAL REPORTS

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about each Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 866.3Henderson (or 866.343.6337) for shareholder services or 866.4Henderson (or 866.443.6337) for other services

BY MAIL
Write to:
Henderson Global Funds
P.O. Box 8391
Boston, MA 02266-8391

BY OVERNIGHT DELIVERY TO
Boston Financial Data Services
c/o Henderson Global Funds
66 Brooks Drive, Suite 8391
Braintree, MA 02184
866.3HENDERSON (or 866.343.6337)


ON THE INTERNET
You may also find more information about the Funds on the Internet at: http://www.hendersonglobalinvestors.com. This website is not considered part of
----------------------------------------
the prospectus.


You can also obtain copies of Trust documents from the Securities and Exchange Commission as follows

BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov
(The SEC charges a fee to copy documents.)

IN PERSON
Public Reference Room in Washington, DC
(For hours of operation, call (202) 942-8090.)

VIA THE INTERNET
on the EDGAR Database at http://www.sec.gov


SEC file number: 811-10399

BLANK PAGE

Mutual fund shares are advised by:

Henderson Global Investors (North America) Inc.
737 N. Michigan Avenue, Suite 1950
Chicago, IL 60611
1.866.4HENDERSON

www.hendersonglobalinvestors.com

                          HENDERSON EUROPEAN FOCUS FUND
                        HENDERSON GLOBAL TECHNOLOGY FUND
                   HENDERSON INTERNATIONAL OPPORTUNITIES FUND
                         HENDERSON INCOME ADVANTAGE FUND


                                    SERIES OF

                             HENDERSON GLOBAL FUNDS
                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611

                       STATEMENT OF ADDITIONAL INFORMATION


                                November 28, 2003

         Henderson Global Funds (the "Trust") is an open-end management investment company that currently consists of four portfolios, each of which is non-diversified. This Statement of Additional Information ("SAI") relates to the Class A, B and C shares of Henderson European Focus Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund and Henderson Income Advantage Fund (each a "Fund"). Each Fund is managed by Henderson Global Investors (North America) Inc. (the "Adviser"). Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund are subadvised by Henderson Investment Management Limited (the "Subadviser").

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds dated November 28, 2003 (the "Prospectus"), which may be obtained upon request and without charge from the Trust by calling 866.3Henderson (or 866.343.6337) or from Forum Fund Services, LLC (the "Distributor") at Two Portland Square, Portland, Maine 04101. The financial statements for the Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund including the notes thereto, dated July 31, 2003, are incorporated by reference into this SAI from the annual report of the Funds.

                                TABLE OF CONTENTS


                                                                            Page

FUND HISTORY AND GENERAL INFORMATION...........................................1
------------------------------------
INVESTMENT OBJECTIVES AND STRATEGIES...........................................1
------------------------------------
FUND INVESTMENTS AND RELATED RISKS.............................................2
----------------------------------
   Banking Industry And Savings And Loan Obligations...........................2
   -------------------------------------------------
   Borrowing...................................................................2
   ---------
   Commercial Paper............................................................3
   ----------------
   Convertible Securities......................................................3
   ----------------------
   Corporate Loans.............................................................4
   ---------------
   Credit Default Swap Agreements..............................................4
   ------------------------------
   Debt Securities.............................................................5
   ---------------
   Distressed Securities.......................................................7
   ---------------------
   Firm Commitment Agreements And "When-Issued" Securities.....................7
   -------------------------------------------------------
   Foreign Securities..........................................................7
   ------------------
   Foreign Currency Exchange Transactions.....................................10
   --------------------------------------
   Futures Contracts And Options On Futures Contracts.........................11
   --------------------------------------------------
   Illiquid Securities and Restricted Securities..............................15
   ---------------------------------------------
   Mortgage-Related and Other Asset-Backed Securities.........................16
   --------------------------------------------------
   Options on Securities......................................................16
   ---------------------
   Other Investment Companies.................................................19
   --------------------------
   Repurchase Agreements......................................................20
   ---------------------
   Securities Index Futures Contracts.........................................21
   ----------------------------------
   U.S. Government Securities.................................................22
   --------------------------
   Warrants...................................................................23
   --------
   Zero Coupon Bonds..........................................................23
   -----------------
INVESTMENT RESTRICTIONS.......................................................24
-----------------------
PORTFOLIO TURNOVER............................................................24
------------------
MANAGEMENT OF THE FUNDS.......................................................25
-----------------------
   Trustees and Officers......................................................25
   ---------------------
   Standing Committees of the Board...........................................27
   --------------------------------
   Management Ownership of the Funds..........................................28
   ---------------------------------
   Compensation of Trustees...................................................29
   ------------------------
CONTROL PERSONS AND PRINCIPAL HOLDERS.........................................30
-------------------------------------
CODE OF ETHICS................................................................32
--------------
INVESTMENT ADVISORY AND OTHER SERVICES........................................32
--------------------------------------
   Investment Adviser and Subadviser..........................................32
   ---------------------------------
   Distributor................................................................35
   -----------
   Distribution Plan..........................................................36
   -----------------
   Custodian..................................................................39
   ---------
   Transfer Agent And Dividend Disbursing Agent...............................39
   --------------------------------------------
   Administrator..............................................................39
   -------------
   Auditors...................................................................39
   --------
   Outside Counsel............................................................39
   ---------------
BROKERAGE ALLOCATION..........................................................40
--------------------
CAPITALIZATION AND VOTING RIGHTS..............................................41
--------------------------------
PURCHASES, EXCHANGES AND REDEMPTION INFORMATION...............................42
-----------------------------------------------
   Purchases..................................................................42
   ---------
   Retirement Plans...........................................................42
   ----------------
   Exchanges..................................................................43
   ---------
   Initial Sales Charges......................................................43
   ---------------------
   Additional Payments........................................................43
   -------------------
   Contingent Deferred Sales Charges - Class A, Class B and Class C Shares....43
   -----------------------------------------------------------------------
   Conversion Of Class B Shares...............................................44
   ----------------------------

   Redemptions................................................................44
   -----------
   Other Redemption Information...............................................45
   ----------------------------
NET ASSET VALUE...............................................................45
---------------
FEDERAL INCOME TAX MATTERS....................................................47
--------------------------
   Options, Futures And Foreign Currency Forward Contracts....................48
   -------------------------------------------------------
   Currency Fluctuations - "Section 988" Gains or Losses".....................48
   -------------------------------------------------------
   Investment In Passive Foreign Investment Companies.........................48
   --------------------------------------------------
   Debt Securities Acquired at a Discount.....................................49
   --------------------------------------
   Distributions..............................................................49
   -------------
   Disposition Of Shares......................................................50
   ---------------------
   Foreign Withholding Taxes..................................................51
   -------------------------
   Backup Withholding.........................................................52
   ------------------
PERFORMANCE INFORMATION.......................................................52
-----------------------
   Average Annual Total Return................................................53
   ----------------------------
   Average Annual Total Return After Taxes on Distributions...................53
   --------------------------------------------------------
   Average Annual Total Return After Taxes on Distributions and Redemption....54
   -----------------------------------------------------------------------
   Average Annual NAV Total Return............................................55
   -------------------------------
   Other Quotations, Comparisons and General Information......................56
   -----------------------------------------------------
   Yield......................................................................56
   ------
   Distribution Rate..........................................................57
   ------------------
REGISTRATION STATEMENT........................................................57
----------------------
FINANCIAL STATEMENTS..........................................................58
--------------------
APPENDIX A....................................................................59
----------

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                      FUND HISTORY AND GENERAL INFORMATION

         Each Fund is organized as a separate, non-diversified portfolio of the Trust, an open-end management investment company organized as a Delaware business trust on May 11, 2001.


         Henderson Global Investors (North America) Inc. is the investment adviser for each Fund and Henderson Investment Management Limited is the subadviser for Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund. Descriptions in this SAI of a particular investment practice or technique in which any Fund may engage or a financial instrument which any Fund may purchase are meant to describe the spectrum of investments that Henderson Global Investors (North America) Inc. (the "Adviser") and, in the case of Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund, Henderson Investment Management Limited (the "Subadviser") (and together with the Adviser, "Henderson"), in its discretion, might, but is not required to, use in managing the Funds' portfolio assets. For example, Henderson may, in its discretion, at any time employ a given practice, technique or instrument for one or more Funds but not for all Funds advised by it. It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case a Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in a Fund's overall investment strategy, from time to time have a material impact on that Fund's performance.


                      INVESTMENT OBJECTIVES AND STRATEGIES

         Each Fund has its own investment objectives and policies, which are described in the Funds' Prospectus under the captions "Fund Summaries" and "Investment Strategies and Risks." Descriptions of each Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with each Fund's investment techniques, are set forth below.

         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to a Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market conditions or a change in a Fund's asset level or other circumstances beyond a Fund's control, will not be considered a violation. Henderson, subject to the supervision of the Board of Trustees, will monitor the percentage of illiquid securities held by the Funds.



         The Henderson European Focus Fund also invests in multinational companies and companies that benefit from European economic activity. Consistent with its investment objective, the Fund may also invest in European debt securities, of which up to 15% of the Fund's net assets may be invested in low-rated debt securities (commonly referred to as "high yield" or "junk" bonds). "Junk" bonds typically are rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P") or, if unrated, considered by the Adviser to be of comparable quality. The Fund may also buy securities that are convertible into common stock.

         The Henderson Global Technology Fund may buy securities that are convertible into common stock. The Fund may engage in active and frequent trading. Consistent with its investment objective, the Fund may also invest in technology-related debt securities, of which up to 15% of the Fund's net assets may be invested in low-rated debt securities or "junk" bonds.

         The Henderson International Opportunities Fund may buy securities that are convertible into common stock. The Fund may engage in active and frequent trading. Consistent with its investment objective, the Fund may also invest in debt securities, of which up to 15% of the Fund's net assets may be invested in low-rated debt securities or "junk" bonds.


                       FUND INVESTMENTS AND RELATED RISKS

         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and
(iv) foreign banks if the obligation is, in Henderson's opinion, of an investment quality comparable to other debt securities which may be purchased by a Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

         BORROWING. Each of the Funds may borrow money as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), including up to 5% of the value of its total assets at the time of such borrowings for temporary purposes and in excess of the 5% limit to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment fee or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Fund.


         Borrowings by the Income Advantage Fund result in leveraging of the Fund's shares. Utilization of leverage, which is usually considered speculative, involves certain risks to the Fund's shareholders that do not exist for unleveraged funds having a similar investment objective. These include a higher volatility of the net asset value of the Fund's shares, increased operating costs and the relatively greater effect of performance on the net asset value of the shares. So long as the Fund is able to realize a net return on its investment portfolio that is higher than the interest expense paid on borrowings, the effect of leverage will be to cause the Fund's shareholders to realize a higher current net investment income and/or higher net asset value than if the Fund were not leveraged. On the other hand, if the interest expense on borrowings approaches the net return on the Fund's investment portfolio, the benefit of leverage to the Fund's shareholders will be reduced. If the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share.


         COMMERCIAL PAPER. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Each Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

         CONVERTIBLE SECURITIES. Each Fund may invest in corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed-income obligations that pay current income.


         CORPORATE LOANS. The Henderson Income Advantage Fund may invest in corporate loans. Corporate loans have the most senior position in a borrower's capital structure or share the senior position with other senior debt securities of the borrower ("Corporate Loans"). This capital structure position generally gives holders of Corporate Loans a priority claim on some or all of the borrower's assets in the event of default. Most of the Fund's Corporate Loans investments will be secured by specific assets of the borrower. Corporate Loans also have contractual terms designed to protect Lenders. The Fund generally acquires Corporate Loans of borrowers that, in the Adviser's judgment, can make timely payments on their Corporate Loans and that satisfy other credit standards established by the Adviser. Nevertheless, investing in Corporate Loans does involve investment risk, and some borrowers default on their Loan payments. The Fund attempts to manage these risks through careful analyses and monitoring of borrowers.

         There is less readily available, reliable information about most Corporate Loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting the Fund's investments, and the Adviser relies primarily on its own evaluation of borrower credit quality rather on any available independent source. As a result, the Fund is particularly dependent on the analytical abilities of the Adviser.

         Corporate Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Corporate Loans. As a result, Corporate Loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. The market for illiquid securities may be more volatile than the market for liquid securities. The market could be disrupted in the event of an economic downturn or a substantial increase or decrease in the interest rates. However, many Corporate Loans are of a large principal amount and are held by a large number of owners. In the Adviser's opinion, this should enhance their liquidity. In addition, in recent years the number of institutional investors purchasing Corporate Loans has increased.

         The Fund may acquire Corporate Loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including Corporate Loans issued in highly leverage transactions. The Fund may even acquire and retain in its portfolio Corporate Loans of borrowers that have filed for bankruptcy protection. Because of the protective terms of Corporate Loans, the Adviser believes that the Fund is more likely to recover more of its investment in a defaulted Corporate Loan than would be the case for most other types of defaulted debt securities. Nevertheless, even in the case of collateralized Corporate Loans, there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower's payment obligation or that the collateral can or will be liquidated. In the case of bankruptcy, liquidation may not occur and the court may not give Lenders the full benefit of their senior position. Uncollateralized Corporate Loans involve a greater risk of loss.

         CREDIT DEFAULT SWAP AGREEMENTS. The Henderson Income Advantage Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income through out the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

         Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. The Fund will enter swap agreements only with counterparties who are rated investment grade quality by at least on nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Adviser to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When the Fund acts as a seller of a credit default swap agreement it is exposed to many of the same risks of leverage described above since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.


         DEBT SECURITIES. Each Fund may invest in debt securities. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         Investment-Grade Debt Securities. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). Each Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by Henderson to be of comparable quality.


         High Yield Debt Securities. Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), including many emerging markets bonds, are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

         Lower-rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities. However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations, U.S. economic growth and, at times, stock market activity. High yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of each Fund to accurately value high yield securities in the Fund's portfolio, adversely affect the price at which a Fund could sell such securities, and cause large fluctuations in the daily net asset value of a Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of Henderson not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of each Fund's investment objectives by investment in such securities may be more dependent on Henderson's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, Henderson will determine whether it is in the best interest of each Fund to retain or dispose of such security. However, should any individual bond held by any Fund be downgraded below a rating of C, Henderson currently intends to dispose of such bond based on then existing market conditions.

         Prices for high yield securities may be affected by legislative and regulatory developments. For example, Federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.


         DISTRESSED SECURITIES. The Henderson Income Advantage Fund may invest in securities in default of their obligation to pay interest and/or principal, but for which the Adviser believes there are prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. Expected recovery values for these securities are highly speculative.


         FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES. New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. A Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging a Fund's assets. In either instance, a Fund will maintain in a segregated account with its custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.


         FOREIGN SECURITIES. The securities of foreign issuers in which each Fund may invest include non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and related depository instruments, American Depositary Shares ("ADSs"), European Depositary Shares ("EDSs") Global Depositary Shares ("GDSs"), and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in each Fund's domestic investments.


         Although Henderson intends to invest each Fund's assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which each Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, each Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

         Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for each Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Henderson seeks to mitigate the risks to each Fund associated with the foregoing considerations through investment variation and continuous professional management.

         ADRs, EDRs, GDRs, ADSs, EDSs, GDSs and related securities are depositary instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depositary instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

         Each Fund could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in United States securities and that may affect each Fund's performance favorably or unfavorably.

         In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict each Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and
(viii) the possibility that currency devaluations could adversely affect the value of each Fund's investments. Further, many emerging markets have experienced and continue to experience high rates of inflation.

         Certain developing countries, including Eastern European countries, that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain developing countries, including Eastern European countries, may require that a governmental or quasi-governmental authority act as custodian of each Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act, with respect to the custody of each Fund's cash and securities, each Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.


         The Henderson Income Advantage Fund may invest in sovereign debt securities of emerging market countries. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair the debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.


         Investment in foreign securities usually will involve currencies of foreign countries. Moreover, each Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies. Although each Fund's custodian values the Fund's assets daily in terms of U.S. dollars, each Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

         Because each Fund normally will be invested in both U.S. and foreign securities markets, changes in each Fund's share price may have a low correlation with movements in U.S. markets. Each Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which each Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to each Fund.

         FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Each Fund may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward foreign currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund may also enter into a forward foreign currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward foreign currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge"). A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         While each Fund may enter into forward foreign currency contracts to reduce currency exchange risks, unforeseen changes in currency exchange rates may result in poorer overall performance for each Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward foreign currency contracts entered into by that Fund. Proxy hedges and cross-hedges, in particular, may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities.


         Each Fund has claimed an exclusion from registration as a commodity pool under the Commodity Exchange Act ("CEA") and, therefore, the Funds and its officers and trustees are not subject to the registration requirements of the CEA. Each Fund reserves the right to engage in transactions involving futures and options thereon to the extent allowed by Commodity Future Trading Commission ("CFTC") regulations in effect from time to time and in accordance with a Fund's policies.


         A Fund's primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund also could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index, as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.


         The Henderson Income Advantage Fund may enter into futures contracts for non-hedging purposes to enhance potential gain. The Fund may also enter into futures contracts to increase the Fund's exposure to movements in securities markets without actually buying or selling the underlying debt or equity security.


         A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures position.

         Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, each Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, each Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         When purchasing a futures contract, each Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price less any margin on deposit of the futures contract. Alternatively, each Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

         When selling a futures contract, each Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the instruments underlying the contract. Alternatively, each Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, each Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

         When selling a put option on a futures contract, each Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

         Foreign Currency Futures Contracts and Related Options. Each Fund may engage in foreign currency futures contracts and related options transactions in the same manner to that in which forward contracts or currencies will be utilized. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         For example, each Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. Each Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "proxy" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A proxy currency's exchange rate movements parallel that of the primary currency. Proxy currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

         Each Fund will only enter into foreign currency futures contracts and options on futures which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. Each Fund will not enter into a foreign currency futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."


         Risks Associated with Futures and Related Options. Futures contracts and related options have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such instruments could result in losses greater than if they had not been used.


         Because there is a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on the underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

         Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States or the United Kingdom, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

         ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Each Fund may purchase securities other than in the open market, including securities that are subject to legal or contractual restrictions on resale ("restricted securities"). For example, restricted securities in the U.S. may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act").

         Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities in the U.S. that are eligible for resale under Rule 144A under the 1933 Act are often deemed to be liquid. Since it is not possible to predict with assurance that the market for restricted securities will be liquid or continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors Henderson may consider in reaching liquidity decisions related to restricted securities are (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, the average trading volume and the mechanics of the transfer); and (5) the likelihood that the security's marketability will be maintained throughout the anticipated holding period.

         Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. Also, a Fund may be deemed to be an "underwriter" for the purposes of the 1933 Act when selling U.S. restricted securities to the public and, in such event, a Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Each Fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

         It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for the use by the Adviser in determining whether a security is illiquid.

         This investment practice, therefore, could have the effect of increasing the level of illiquidity of each Fund. A Fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which a Fund is permitted or able to sell such security, a Fund might obtain a price less favorable that the price that prevailed when it decided to sell.



         MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. Mortgage-backed and other asset-backed securities carry prepayment risks. Prices and yields of mortgage-backed and other asset-backed securities assume that the underlying mortgages or assets will be paid off according to a preset schedule. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans and other assets while rising interest rates generally decrease the rate of prepayments. Acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. If the underlying mortgages or assets are paid off early, such as when homeowners refinance as interest rates decline, a Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce a Fund's total return. The average life of mortgage-backed and asset-backed securities varies with the maturities of the underlying instruments. A mortgage-backed or asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities.


         OPTIONS ON SECURITIES. In an effort to enhance current return and/or to reduce fluctuations in net asset value, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.

         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

         If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligation in an OTC transaction, the Fund would need to negotiate directly with the counter-party.

         Each Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by that Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by each Fund, are taxable as ordinary income. See "Taxation."

         Each Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by that Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

         Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by each Fund and its counter-party (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counter-party") to make delivery of the instrument underlying the option. If the counter-party fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, Henderson will assess the creditworthiness of each counter-party to determine the likelihood that the terms of the OTC option will be satisfied.

         Writing Options on Individual Securities. Each Fund may write (sell) covered call options on securities held by a Fund in an attempt to realize a greater current return than would be realized on the securities alone. Each Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of each Fund, each Fund generally would write call options only in circumstances where the investment adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         A "covered" call option means generally that so long as a Fund is obligated as the writer of a call option, that Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although a Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. Each Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

         As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         Purchasing Options On Individual Securities. Each Fund may purchase a put option on an underlying security owned by that Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. Each Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that a Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by any Fund for leverage purposes.

         Each Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. A Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. Each Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

         Risks Of Options Transactions. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counter-party. There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counter-party may fail to deliver or to pay, as the case may be. In the event of insolvency of the counter-party, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, a Fund may experience losses in some cases as a result of such inability.

         When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in each Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

         Each Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

         Each Fund's success in using options techniques depends, among other things, on Henderson's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.


         OTHER INVESTMENT COMPANIES. Each Fund may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, a Fund would bear its ratable share of the fund's expenses (which often include an asset-based management fee). Each Fund could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

         Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.

         For example, a Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index or portion of such index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

         Examples of index-based investments include:

         SPDRs(R) : SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index ("S&P 500"). They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

         MidCap SPDRs(R) : MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

         Select Sector SPDRs(R) : Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by the Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

         Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

         WEBssm: WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.


         REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by Henderson, each Fund is permitted to enter into repurchase agreements only if the repurchase agreements are fully collateralized with U.S. Government securities or other securities that the Adviser has approved for use as collateral for repurchase agreements. Each Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by the Adviser under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

         SECURITIES INDEX FUTURES CONTRACTS. Each Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. Each Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase as a temporary substitute for stock purchases. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

         Risks of Securities Index Futures. Each Fund's success in using the above techniques depends, among other things, on the Adviser's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of positions. The skills necessary for successful use of index futures are different from those used in the selection of individual stocks.

         Each Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, each Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

         Although each Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when a Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

         Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         Each Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. Each Fund will use futures contracts and related options primarily for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC. See "Foreign Currency Futures Contracts and Related Options."

         When purchasing an index futures contract, each Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling an index futures contract, each Fund will maintain with its custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's custodian).

          U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("Ginnie Mae") certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, Ginnie Mae certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

         Securities issued by U.S. Government instrumentalities and certain Federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and Student Loan Marketing Association ("Sallie Mae").

         WARRANTS. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by any Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

         ZERO COUPON BONDS. Each Fund may invest in zero coupon bonds which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If a Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in a Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to each Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

                             INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies of each Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of a Fund. Each Fund has elected to be classified as a non-diversified series of an open-end investment company. Under these restrictions, a Fund may not:

     (i)  issue senior securities, except as permitted under the 1940 Act;

     (ii) borrow money, except as permitted under the 1940 Act;

    (iii) engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

     (iv) invest more than 25% of its total assets in any one industry (a) provided that securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to this limitation;
          (b) except that the Henderson Global Technology Fund will invest more than 25% of its total assets in technology-related industries;

     (iv) purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities;

    (vii) purchase physical commodities or contracts relating to physical commodities, although a Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectuses and this SAI; and

    (viii) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

                               PORTFOLIO TURNOVER

         Each Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining each Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. For the fiscal years ended July 31, 2002 and 2003 the portfolio turnover rates for the Funds were as follows: 67% and 76%, respectively, for the Henderson European Focus Fund, 134% and 238%, respectively, for the Henderson Global Technology Fund, and 80% and 190%, respectively, for the Henderson International Opportunities Fund. The Henderson Income Advantage Fund's portfolio turnover rate is expected to be 100% or more. Variations in portfolio turnover rate may be due to fluctuating volume of shareholder purchase and redemption orders, market conditions or changes in the Adviser's outlook.


                             MANAGEMENT OF THE FUNDS

         TRUSTEES AND OFFICERS. The Board of Trustees of the Trust (the "Board") is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering each Fund's day-to-day operations.

         A listing of the Trustees and Executive Officers of the Trust and their business experience during the past five years follows. Unless otherwise indicated, each person's address is 737 North Michigan Avenue, Suite 1950, Chicago, Illinois 60611. Currently, all Trustees oversee all four series of the Trust.



--------------------------- -------------- ------------ ---------------------------------------- ---------------------------
                                           TERM OF
                                           OFFICE AND
                            POSITION(S)    TIME SERVED
NAME, ADDRESS AND AGE       WITH THE                    PRINCIPAL OCCUPATIONS                    OTHER DIRECTORSHIPS HELD
                            TRUST                       DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:

----------------------------------------------------------------------------------------------------------------------------
Roland C. Baker, 65         Trustee        Since 20011  President and Chief Executive Officer,   None
                                                        First Penn-Pacific Life Insurance Co.
                                                        (retired 2001); Director, The
                                                        Rittenhouse Trust (banking; money
                                                        management); Director, North American
                                                        Company for Life and Health Insurance
                                                        (a provider of life insurance, health
                                                        insurance and annuities); Director,
                                                        Ceres Group, Inc. (life and health
                                                        insurance holding company).

--------------------------- -------------- ------------ ---------------------------------------- ---------------------------
C . Gary Gerst, 64          Trustee        Since 20011  Director, Florida Office Property        Chairman and Trustee,
                                                        Company Inc. (real estate investment     Harris Insight Funds
                                                        fund).                                   Trust (22 portfolios).

--------------------------- -------------- ------------ ---------------------------------------- ---------------------------


                                       25



--------------------------- -------------- ------------ ---------------------------------------- ---------------------------
Faris F. Chesley, 65        Trustee        Since 20021  Chairman, Chesley, Taft & Associates,    None
                                                        LLC, since 2001; Vice Chairman,
                                                        ABN-AMRO, Inc. (a financial services
                                                        company), 1998-2001; Director, Modern
                                                        Educational Systems (a manufacturer of
                                                        maps and educational equipment),
                                                        1992-1999.

----------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST:

----------------------------------------------------------------------------------------------------------------------------
Charles H. Wurtzebach2, 54  Chairman and   Since 20011  Managing Director, Henderson Global      None
                            Trustee                     Investors (North America) Inc.
                                                        ("HGINA") since 1999;
                                                        President and Chief
                                                        Executive Officer,
                                                        Heitman Capital
                                                        Management, 1996-1998.

--------------------------- -------------- ------------ ---------------------------------------- ---------------------------
Sean M. T. Dranfield2, 37   Trustee and    Since        Director, North American Retail          None
                            President      20011, 3     Distribution, HGINA since 1999;
                                                        Executive Director,
                                                        North American Business
                                                        Development, Henderson
                                                        Investment Management
                                                        Limited, since 1999;
                                                        Director, International
                                                        Business Development,
                                                        Henderson Global
                                                        Investors, 1995-1999.

--------------------------- -------------- ------------ ---------------------------------------- ---------------------------
Alanna N. Palmer, 28        Vice           Since 20023  Associate Director, Product              Not applicable
                            President                   Management, since 2003 and Product
                                                        Manager 2001 - 2003,
                                                        HGINA; Vice President of
                                                        the Trust, 2002 - 2003;
                                                        Associate Director, UBS
                                                        Global Asset Management,
                                                        1998 - 2001.

--------------------------- -------------- ------------ ---------------------------------------- ---------------------------
Scott E. Volk, 32           Vice           Since 20023  Director, Retail Finance and             Not Applicable
                            President                   Operations, since 2002 and Finance
                                                        Manager 2001-2002,
                                                        HGINA; Treasurer of the
                                                        Trust, 2001-2002; Vice
                                                        President, Financial
                                                        Services, BISYS Fund
                                                        Services, 1999-2001;
                                                        Mutual Fund Treasurer,
                                                        Stein Roe & Farnham
                                                        Mutual Funds, 1997-1999.

--------------------------- -------------- ------------ ---------------------------------------- ---------------------------


                                       26



--------------------------- -------------- ------------ ---------------------------------------- ---------------------------
Steven M. Hill, 38          Treasurer      Since 20023  Operations Manager, HGINA, since 2002;   Not Applicable
                                                        Managing Director, FrontPoint Partners
                                                        LLC, 2001-2002; Vice President, Nuveen
                                                        Investments,1999-2001; Chief Financial
                                                        Officer, Skyline Asset Management LP,
                                                        1999; Vice President, Van Kampen
                                                        Investments and Assistant Treasurer,
                                                        Van Kampen mutual funds, 1989-1999.

--------------------------- -------------- ------------ ---------------------------------------- ---------------------------
Ann M. Casey, 37            Assistant      Since 20013  Treasurer, The China Fund Inc.;          Not Applicable
225 Franklin Street         Treasurer                   Treasurer, The Holland Balanced Fund;
Boston, Massachusetts                                   Vice President, Senior Director of
02110                                                   Fund Administration, State Street Bank
                                                        and Trust Company since
                                                        2000; Assistant Vice
                                                        President, Director of
                                                        Fund Administration,
                                                        State Street Bank and
                                                        Trust Company,
                                                        1999-2000; Assistant
                                                        Secretary, Assistant
                                                        Director of Fund
                                                        Administration, State
                                                        Street Bank and Trust
                                                        Company, 1997-1999.

--------------------------- -------------- ------------ ---------------------------------------- ---------------------------
Brian C. Booker, 37         Secretary      Since 20013  Senior Legal Counsel and Corporate       Not Applicable
                                                        Secretary, since 2001 and Manager,
                                                        Legal and Compliance, HGINA,
                                                        2000-2001; Attorney, Vedder, Price,
                                                        Kaufman & Kammholz, 1998-2000;
                                                        Attorney, Waller, Lansden, Dortch &
                                                        Davis, 1996-1998.

--------------------------- -------------- ------------ ---------------------------------------- ---------------------------
Heidemarie Gregoriev, 32    Assistant      Since 20013  Legal Counsel, HGINA, since 2001;        Not Applicable
                            Secretary                   Attorney, Gardner, Carton & Douglas,
                                                        1997-2001.
--------------------------- -------------- ------------ ---------------------------------------- ---------------------------

--------------------------

1.   A trustee may serve until his death, resignation or removal.
2. Trustee is an interested persons of the Trust (as defined in Section 2(a)(19) of the 1940 Act) because of his employment relationship with Henderson Global Investors (North America) Inc., the investment adviser to the Trust.
3.   The officers of the Trust are elected annually by the Board.

         STANDING COMMITTEES OF THE BOARD. The Board of Trustees has an Audit Committee, a Governance Committee and a Valuation Committee, the responsibilities of which are described below. Each of the Audit Committee and Governance Committee is comprised solely of Independent Trustees. The Valuation Committee is comprised of both interested and Independent Trustees.

         The Audit Committee makes recommendations regarding the selection of independent auditors for the Trust, confers with the independent auditors regarding the Trust's financial statements, the results of audits and related matters and performs such other tasks as the full Board of Trustees deems necessary or appropriate. The Audit Committee is comprised of only Independent Trustees, receives annual representations from the auditors as to their independence, and has a written charter that delineates the committee's duties and powers. Currently the members of the Audit Committee are Messrs. Baker, Chesley and Gerst. The Audit Committee held two meetings during the fiscal year ended July 31, 2003.

         The Board of Trustees has a Governance Committee that seeks and reviews candidates for consideration as nominees for membership on the Board. Shareholders wishing to submit the name of a candidate for consideration by the committee should submit their recommendation(s) to the Secretary of the Trust. Currently the members of the Governance Committee are Messrs. Baker, Chesley and Gerst. The Governance Committee held one meeting during the fiscal year ended July 31, 2003.

         The Valuation Committee determines a fair value of securities for which market quotations are not readily available. Currently the members of the Valuation Committee are Messrs. Chesley and Dranfield. The Valuation Committee held five meetings during the fiscal year ended July 31, 2003.

         MANAGEMENT OWNERSHIP OF THE FUNDS. The following tables set forth, for each Trustee, the aggregate dollar range of equity securities owned of the Funds and of all funds overseen by each Trustee in the Fund complex as of December 31, 2002 and as of July 31, 2003. The Henderson Income Advantage Fund did not commence operations until September 30, 2003. Therefore, no ownership information is provided for that Fund.


-------------------------------------------------- ---------------------------------- ----------------------------------------
                                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                      SECURITIES IN ALL REGISTERED
                                                   DOLLAR RANGE OF EQUITY             INVESTMENT COMPANIES OVERSEEN BY
                                                   SECURITIES IN THE FUNDS AS OF      TRUSTEE IN FAMILY OF INVESTMENT
                                                   DECEMBER 31, 2002                  COMPANIES AS OF DECEMBER 31, 2002
-------------------------------------------------- ---------------------------------- ----------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------- ---------------------------------- ----------------------------------------
Roland C. Baker                                                                       None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson European Focus Fund                    None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson Global Technology Fund                 None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson International Opportunities Fund       None
-------------------------------------------------- ---------------------------------- ----------------------------------------
C. Gary Gerst                                                                         None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson European Focus Fund                    None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson Global Technology Fund                 None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson International Opportunities Fund       None
-------------------------------------------------- ---------------------------------- ----------------------------------------
Faris F. Chesley                                                                      Over $100,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson European Focus Fund                    Over $100,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson Global Technology Fund                 $10,001 - $50,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson International Opportunities Fund       $10,001 - $50,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------- ---------------------------------- ----------------------------------------
Charles H. Wurtzebach                                                                 None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson European Focus Fund                    None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson Global Technology Fund                 None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson International Opportunities Fund       None
-------------------------------------------------- ---------------------------------- ----------------------------------------
Sean Dranfield                                                                        $10,001 - $50,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson European Focus Fund                    $10,001 - $50,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson Global Technology Fund                 $1 - $10,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson International Opportunities Fund       $1 - $10,000
-------------------------------------------------- ---------------------------------- ----------------------------------------


                                       28


-------------------------------------------------- ---------------------------------- ----------------------------------------
                                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                      SECURITIES IN ALL REGISTERED
                                                   DOLLAR RANGE OF EQUITY             INVESTMENT COMPANIES OVERSEEN BY
                                                   SECURITIES IN THE FUNDS AS OF      TRUSTEE IN FAMILY OF INVESTMENT
                                                   JULY 31, 2003                      COMPANIES AS OF JULY 31, 2003
-------------------------------------------------- ---------------------------------- ----------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------- ---------------------------------- ----------------------------------------
Roland C. Baker                                                                       $10,001 - $50,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson European Focus Fund                    $10,001 - $50,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson Global Technology Fund                 None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson International Opportunities Fund       None
-------------------------------------------------- ---------------------------------- ----------------------------------------
C. Gary Gerst                                                                         $50,001 - $100,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson European Focus Fund                    None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson Global Technology Fund                 None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson International Opportunities Fund       $50,001 - $100,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
Faris F. Chesley                                                                      $50,001 - $100,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson European Focus Fund                    $50,001 - $100,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson Global Technology Fund                 None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson International Opportunities Fund       $10,001 - $50,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Interested Trustees
-------------------------------------------------- ---------------------------------- ----------------------------------------
Charles H. Wurtzebach                                                                 None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson European Focus Fund                    None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson Global Technology Fund                 None
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson International Opportunities Fund       None
-------------------------------------------------- ---------------------------------- ----------------------------------------
Sean Dranfield                                                                        $50,001 - $100,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson European Focus Fund                    $10,001 - $50,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson Global Technology Fund                 $1 - $10,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
  Henderson International Opportunities Fund       $10,001 - $50,000
-------------------------------------------------- ---------------------------------- ----------------------------------------

         No officer, director or employee of the Adviser, the Subadviser, the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust. As of October 31, 2003, the Trustees and officers of the Trust, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Trust.


         COMPENSATION OF TRUSTEES. Trustees who are not interested persons of the Trust receive from the Trust, for service on the Board, an annual retainer of $10,000 for services on the Board and a $1,500 retainer for services on the Valuation Committee. Each Trustee receives a fee of $1,500 for each board meeting attended and $750 for each committee meeting (except Valuation Committee) attended on a day when the Trustee did not attend a board meeting. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.


         The following table summarizes the compensation paid by the Trust to its Trustees during the fiscal year ended July 31, 2003.

  TRUSTEE NAME                         AGGREGATE COMPENSATION FROM TRUST
Charles H. Wurtzebach*................            $          0
Sean Dranfield*.......................            $          0
Roland C. Baker.......................               $  19,000
C. Gary Gerst.........................               $  19,000
Faris F. Chesley......................               $  21,875

------------------
* Messrs. Wurtzebach and Dranfield are Interested Trustees and therefore do not receive any compensation from the Trust.

                      CONTROL PERSONS AND PRINCIPAL HOLDERS


         To the knowledge of the Trust as of October 31, 2003, the following persons owned beneficially or of record 5% or more of the Funds' outstanding shares of any class. Shareholders of record with more than 25% of the outstanding shares of the Funds are believed to be held only as nominee.


---------------------------------------- ----------------------------------------------------- ---------------------
                                                                                               PERCENTAGE OF TOTAL
NAME OF FUND AND CLASS                    NAME AND ADDRESS                                      SHARES OUTSTANDING

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson European Focus Fund - Class A  Charles Schwab & Company, Inc.                               17.75%
                                         Special Custody Account FBO Customers
                                         101 Montgomery Street
                                         San Francisco, CA 94104-4122

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson European Focus Fund - Class A  Wachovia Securities LLC FBO                                  6.23%
                                         Mr. Lloyd Miller TTEE
                                         Lloyd Miller Living Trust UA DTD
                                         Lambertville, MI 48144

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson Global Technology Fund -       Charles Schwab & Company, Inc.                               39.54%
Class A                                  Special Custody Account FBO Customers
                                         101 Montgomery Street
                                         San Francisco, CA 94104-4122


---------------------------------------- ----------------------------------------------------- ---------------------
Henderson Global Technology Fund -       Henderson Global Investors (North America) Inc.              21.96%
Class A                                  Attn Doug Denyer
                                         1 Financial Plz FL 19
                                         Hartford CT 06103-2601

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson Global Technology Fund -       First Clearing Corporation                                   8.20%
Class B                                  Vera M Long Trust U/A Act --5559
                                         81 Cornelia Ave
                                         Mill Valley CA 94941-1801

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson Global Technology Fund -       First Clearing Corporation                                   8.20%
Class B                                  Vera M Long Trust U/A Act --5561
                                         81 Cornelia Ave
                                         Mill Valley CA 94941-1801

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson Global Technology Fund -       First Clearing Corporation                                   10.89%
Class B                                  Benjamin J. Cutshall IRA R/O
                                         FCC as Custodian
                                         3650 Winding Creek Road
                                         Sacramento, CA 95864- 1566

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson Global Technology Fund -       First Clearing Corporation                                   5.22%
Class B                                  Gastrointestinal Specialists
                                         PC PSP And Trust
                                         406 N 1st Street
                                         Vincennes, IN 47591-1340

---------------------------------------- ----------------------------------------------------- ---------------------


                                       30


---------------------------------------- ----------------------------------------------------- ---------------------
                                                                                               PERCENTAGE OF TOTAL
NAME OF FUND AND CLASS                    NAME AND ADDRESS                                      SHARES OUTSTANDING

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson Global Technology Fund -       First Clearing Corporation                                   5.56%
Class B                                  Marjorie J. Montanye and
                                         Marjorie J. Montanye and John D. Rogers JTWROS
                                         5660 Rolling Oak Drive
                                         Sacramento, CA 95841

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson Global Technology Fund -       RBC Dain Rauscher Custodian                                  6.16%
Class C                                  Elliott Robbins
                                         Individual Retirement Account
                                         59 Weaver St
                                         Scarsdale, NY 10583-7519

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson Global Technology Fund -       Dain Rauscher Inc. FBO                                       9.33%
Class C                                  Richard Liroff
                                         187 Hill Dr
                                         South Orange NJ 07079-1105

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson Global Technology Fund -       First Clearing Corporation                                   9.52%
Class C                                  Kent S Daft Inc PSP & Trust
                                         Kent S. Daft TTE
                                         10425 Fair Oaks Blvd Ste #203
                                         Fair Oaks CA 95268-7559

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson International Opportunities    Charles Schwab & Company, Inc.                               24.45%
Fund - Class A                           Special Custody Account FBO Customers
                                         101 Montgomery Street
                                         San Francisco, CA 94104-4122

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson International Opportunities    Wachovia Securities LLC FBO                                  8.37%
Fund - Class A                           Mr. Lloyd Miller TTEE
                                         Lloyd Miller Living Trust UA DTD
                                         Lambertville, MI 48144

---------------------------------------- ----------------------------------------------------- ---------------------
Henderson International Opportunities    First Clearing Corporation                                   5.48%
Fund - Class C                           WBNA Collateral Account FBO
                                         P DePaul Irrv Fmly Tr A DePaul 1750
                                         Walton Road Blue Bell PA 19422-2303
---------------------------------------- ----------------------------------------------------- ---------------------

                                 CODE OF ETHICS

         The Adviser, the Subadviser and the Trust have adopted a Code of Ethics, which is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as each Fund, in compliance with Rule 17j-1 under the 1940 Act. The Code of Ethics permits employees of the Adviser, the Subadviser and the Trust to engage in personal securities transactions, including with respect to securities held by one or more Funds, subject to certain requirements and restrictions. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions in certain securities may not be made, and requires the submission of duplicate broker confirmations and quarterly and annual reporting of securities transactions and annual reporting of holdings. Exceptions to certain provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate officers or compliance personnel.

                     INVESTMENT ADVISORY AND OTHER SERVICES


         INVESTMENT ADVISER AND SUBADVISER. Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1950, Chicago IL, 60611 is the Funds' investment adviser. Henderson Investment Management Limited, 4 Broadgate, London UK EC2M 2DA is the Subadviser for the Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund. The Adviser is an indirect, wholly-owned subsidiary of HHG plc, referred to, together with its subsidiaries, as "HHG" herein and the Subadviser is a direct wholly-owned subsidiary of Henderson Global Investors (Holdings) plc. As of June 30, 2003, the Adviser and Subadviser had approximately $2.39 billion and $324 million of assets under management, respectively.

         As a global money manager, HHG and its affiliates provide a full spectrum of investment products and services to institutions and individuals around the world. Headquartered in London at 4 Broadgate, London, UK EC2M 2DA, HHG has been managing assets for clients since 1934.

         The Adviser provides investment advisory services to the Funds pursuant to an Investment Advisory Agreement (the "Advisory Agreement") and the Subadviser provides such services to the Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund pursuant to a Sub-Advisory Agreement (the "Sub-Advisory Agreement").


         Pursuant to the Advisory Agreement, the Adviser acts as each Fund's adviser, oversees the management of its investment, and administration of its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Funds if elected to such positions. In addition to the advisory fee, each Fund pays the expenses of its operations, including a portion of the Trust's general administrative expenses, allocated on the basis of a Fund's net asset value. Expenses that will be borne directly by the Funds include, but are not limited to, the following: fees and expenses of independent auditors, counsel, custodian and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying each Fund and its shares for distribution under Federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.


         As of the date of this SAI, the Board of Trustees last approved the Advisory Agreement on June 11, 2003 for Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund. The Board approved the Advisory Agreement for Henderson Income Advantage Fund on September 24, 2003. In determining whether it was appropriate to approve the Advisory Agreement and Sub-Advisory Agreement, the Board requested, and received from the Adviser and Subadviser, information that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Advisory Agreement and Sub-Advisory Agreement, the Board reviewed numerous factors. The following factors were considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser: (a) services to be provided under the Advisory Agreement and Sub-Advisory Agreement; (b) requirements of the Funds for the services provided by the Adviser and Subadviser; (c) the quality of the services expected to be provided; (d) fees payable for the services; (e) total expenses of the Funds; (f) the Adviser's and Subadviser's commitments to operating the Funds at competitive expense levels;
(g) capabilities and financial condition of the Adviser and Subadviser; and (h) current economic and industry trends.


         Among other things, the Board considered the following factors in evaluating the initial approval of the Advisory Agreement and Sub-Advisory
Agreement: (a) the fairness and reasonableness of the investment advisory fee payable to the Adviser and Subadviser under the Advisory Agreement and Sub-Advisory Agreement in light of the investment advisory services provided, the costs of these services and the ratio of the fees payable compared to fees paid by other investment companies; (b) the nature, quality and extent of the investment advisory services expected to be provided by the Adviser and Subadviser; (c) the Adviser's and Subadviser's entrepreneurial commitment to the management of the Funds; (d) the Adviser's and Subadviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; and (e) the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser and Subadviser.


         Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Advisory Agreement and Sub-Advisory Agreement were consistent with the best interests of the Funds and its shareholders, and the Board unanimously approved the Advisory Agreement and Sub-Advisory Agreement on the basis of the foregoing review and discussions.

         Each Fund pays the Adviser a monthly fee for providing investment advisory services at an annual rate of each Fund's average net assets (or average managed assets with respect to the Income Advantage Fund) as set forth below.

    ------------------------------------------------- -----------------------
    Henderson European Focus Fund                     1.00%
    ------------------------------------------------- -----------------------
    Henderson Global Technology Fund                  1.20%
    ------------------------------------------------- -----------------------
    Henderson International Opportunities Fund        1.10%
    ------------------------------------------------- -----------------------
    Henderson Income Advantage Fund                   0.85%
    ------------------------------------------------- -----------------------

         Under the Sub-Advisory Agreement, the Subadviser provides research, advice and recommendations with respect to the purchase and sale of securities and makes investment decisions regarding assets of the Funds subject to the supervision of the Board of Trustees and the Adviser.

         The Adviser pays the Subadviser a monthly fee for providing investment subadvisory services at an annual rate of the average net assets of Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund as set forth below.

     ------------------------------------------------ -----------------------
     Henderson European Focus Fund                    0.90%
     ------------------------------------------------ -----------------------
     Henderson Global Technology Fund                 1.10%
     ------------------------------------------------ -----------------------
     Henderson International Opportunities Fund       1.00%
     ------------------------------------------------ -----------------------

         The advisory fees and other expenses reimbursed by the Adviser for Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund for the last two fiscal years are set forth below The Henderson Income Advantage Fund did not commence operations until September 30, 2003. Therefore, no advisory fees are reported for that Fund.


----------------------------------------------------- -----------------------------------------------------------------
                                                      FISCAL YEAR ENDED JULY 31, 2002
----------------------------------------------------- -----------------------------------------------------------------
                                                                                                 OTHER EXPENSES
                                                      ADVISORY             ADVISORY FEES WAIVED  REIMBURSED BY THE
                                                      FEES                                       ADVISER
----------------------------------------------------- -------------------- --------------------- ----------------------
Henderson European Focus Fund                         $25,879              $25,879               $502,114
----------------------------------------------------- -------------------- --------------------- ----------------------
Henderson Global Technology Fund                      $  5,637             $  5,637              $362,986
----------------------------------------------------- -------------------- --------------------- ----------------------
Henderson International Opportunities Fund            $17,296              $17,296               $466,090
----------------------------------------------------- -------------------- --------------------- ----------------------

----------------------------------------------------- -----------------------------------------------------------------
                                                      FISCAL YEAR ENDED JULY 31, 2003
----------------------------------------------------- -----------------------------------------------------------------
                                                                                                 OTHER EXPENSES
                                                      ADVISORY             ADVISORY FEES WAIVED  REIMBURSED BY THE
                                                      FEES                                       ADVISER
----------------------------------------------------- -------------------- --------------------- ----------------------
Henderson European Focus Fund                         $260,188             $260,188              $417,098
----------------------------------------------------- -------------------- --------------------- ----------------------
Henderson Global Technology Fund                      $  15,009            $  15,009             $244,928
----------------------------------------------------- -------------------- --------------------- ----------------------
Henderson International Opportunities Fund            $106,219             $106,219              $397,192
----------------------------------------------------- -------------------- --------------------- ----------------------

         With respect to each Fund, the Adviser has agreed to waive its management fee and, if necessary, to reimburse other operating expenses of a Fund in order to limit total annual operating expenses (excluding 12b-1 fees, other class-specific expenses, interest, taxes, brokerage commissions and other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business) to: 1.75% of the Fund's average daily net assets for the Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund and 1.05% of the Fund's average daily net assets for the Henderson Income Advantage Fund. The Adviser may subsequently recover reimbursed expenses from a Fund if a Fund's expense ratio falls below the expense limitation. These contractual arrangements will continue until at least July 31, 2007.

         Each of the Advisory Agreement and Sub-Advisory Agreement for a Fund continues in effect from year to year for so long as its continuation is approved at least annually (a) by a vote of a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (a) by the shareholders of a Fund or the Board of Trustees. Each agreement may be terminated at any time, upon 60 days' written notice by either party; a Fund may so terminate either by the vote the Board of Trustees or by a majority vote of the outstanding shares the affected portfolio. Each agreement may also be terminated at any time either by vote of the Board of Trustees or by a majority vote of the outstanding voting shares of the subject portfolio. Each agreement shall terminate automatically in the event of its assignment. Each agreement provides that the Adviser or Subadviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of its obligations and duties under such agreement.

         Upon termination of the Advisory Agreement and when so requested by the Adviser, the Trust will refrain from using the name "Henderson" in its name or in its business in any form or combination.

         DISTRIBUTOR. Forum Fund Services, LLC serves as the distributor of each Fund's shares pursuant a Distribution Agreement with the Trust (the "Distribution Agreement"). The Distributor distributes shares of each Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with the Distributor. The Distributor distributes shares of each Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares.

         Each Fund has authorized the Distributor to accept on its behalf purchase and redemption orders. The Distributor is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at each Fund's net asset value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

         Pursuant to the Distribution Agreement, the Distributor is entitled to deduct a commission on all Class A and Class C shares sold equal to the difference, if any, between the public offering price, as set forth in each Fund's then-current prospectus, and the net asset value on which such price is based. Out of that commission, the Distributor may reallow to dealers such concession as the Distributor may determine from time to time. In addition, the Distributor is entitled to deduct a contingent deferred sales charge ("CDSC") on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the relevant Prospectus.

         Under the Distribution Agreement, each Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

         The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of each Fund. The Distribution Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, by the Distributor on 60 days' written notice to the Fund or by a Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to the Distributor. The Distribution Agreement shall terminate automatically in the event of its assignment.

         DISTRIBUTION PLAN. The Trust has adopted a distribution plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act pertaining to each Fund's Class A, Class B and Class C shares. In adopting the Plan, the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Trustees of the Trust believe that the Plan should result in greater sales and/or fewer redemptions of each Fund's shares, although it is impossible to know for certain the level of sales and redemptions of any Fund's shares in the absence of the Plan or under an alternative distribution arrangement.

         Under the Plan, each Fund pays the Distributor a 12b-1 fee of 0.25% of the average daily net assets attributable to its Class A shares, and a 12b-1 fee of 1.00% of the average daily net assets attributable to its Class B and Class C shares, respectively.

         Under the Plan, the Distributor may use up to 0.75% of 12b-1 fees for distribution-related activities and up to 0.25% of 12b-1 fees for shareholder servicing. These fees constitute compensation to the Distributor and are not dependent on the Distributor's expenses incurred. The distribution fees for a specific class may be used to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors prospectuses, statements and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and CDSCs. The distribution fee for Class B and Class C shares may also be used to finance the costs of advancing brokerage commissions to investment representatives. These fees may also be used to finance the costs incurred by the Distributor for marketing-related activities. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it. The shareholder servicing fees will be used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts. However, the shareholder service fees may be used to pay for, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquires concerning the Fund and assisting shareholders in changing options or enrolling in specific plans.

         Among other things, the Plan provides that (1) the Distributor will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by each Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while the Plan is in effect, the selection and nomination of Independent Trustees shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

         If the Distribution Agreement or the Plan are terminated (or not renewed) with respect to any of the Funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).


         The fees paid to the Distributor pursuant to the Plan for the Class A shares for the last two fiscal years for Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund are set forth in the table below. The Henderson Income Advantage Fund did not commence operations until September 30, 2003. Therefore, no distribution and service fees or contingent deferred sales charge are reported for that Fund.



----------------------------------------------------------- --------------------------------------------------------
                                                            CLASS A SHARES
                                                            FISCAL YEAR ENDED
                                                            JULY 31, 2002
----------------------------------------------------------- ------------------------------- ------------------------
                                                            DISTRIBUTION AND                CONTINGENT DEFERRED
                                                            SALES CHARGE                    SERVICE FEES
----------------------------------------------------------- ------------------------------- ------------------------
Henderson European Focus Fund                               $ 1,569                          $-0-
----------------------------------------------------------- ------------------------------- ------------------------
Henderson Global Technology Fund                            $   464                          $-0-
----------------------------------------------------------- ------------------------------- ------------------------
Henderson International Opportunities Fund                  $   906                          $-0-
----------------------------------------------------------- ------------------------------- ------------------------

----------------------------------------------------------- --------------------------------------------------------
                                                            CLASS A SHARES
                                                            FISCAL YEAR ENDED
                                                            JULY 31, 2003
----------------------------------------------------------- ------------------------------- ------------------------
                                                             DISTRIBUTION AND                CONTINGENT DEFERRED
                                                             SERVICE FEES                    SALES CHARGE
----------------------------------------------------------- ------------------------------- ------------------------
Henderson European Focus Fund                               $  20,758                         $194
----------------------------------------------------------- ------------------------------- ------------------------
Henderson Global Technology Fund                            $     571                         $-0-
----------------------------------------------------------- ------------------------------- ------------------------
Henderson International Opportunities Fund                  $   6,781                         $191
----------------------------------------------------------- ------------------------------- ------------------------


         The fees paid to the Distributor pursuant to the Plan for the Class B shares for the last two fiscal years for Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund are set forth in the table below. The Henderson Income Advantage Fund did not commence operations until September 30, 2003. Therefore, no distribution and service fees or contingent deferred sales charge are reported for that Fund.


----------------------------------------------------------- --------------------------------------------------------
                                                            CLASS B SHARES
                                                            FISCAL YEAR ENDED
                                                            JULY 31, 2002
----------------------------------------------------------- -------------------------------- -----------------------
                                                            DISTRIBUTION AND                  CONTINGENT DEFERRED
                                                            SERVICE FEES                      SALES CHARGE
----------------------------------------------------------- -------------------------------- -----------------------
Henderson European Focus Fund                               $  6,746                           $  2,265
----------------------------------------------------------- -------------------------------- -----------------------
Henderson Global Technology Fund                            $  1,985                           $    -0-
----------------------------------------------------------- -------------------------------- -----------------------
Henderson International Opportunities Fund                  $  4,278                           $    250
----------------------------------------------------------- -------------------------------- -----------------------



----------------------------------------------------------- --------------------------------------------------------
                                                            CLASS B SHARES
                                                            FISCAL YEAR ENDED
                                                            JULY 31, 2003
----------------------------------------------------------- -------------------------------- -----------------------
                                                             DISTRIBUTION AND                CONTINGENT DEFERRED
                                                             SERVICE FEES                    SALES CHARGE
----------------------------------------------------------- -------------------------------- -----------------------
Henderson European Focus Fund                               $ 56,457                           $39,129
----------------------------------------------------------- -------------------------------- -----------------------
Henderson Global Technology Fund                            $  7,094                           $21,906
----------------------------------------------------------- -------------------------------- -----------------------
Henderson International Opportunities Fund                  $ 22,801                           $ 5,400
----------------------------------------------------------- -------------------------------- -----------------------

         The fees paid to the Distributor pursuant to the Plan for the Class C shares for the last two fiscal years for Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund are set forth in the table below. The Henderson Income Advantage Fund did not commence operations until September 30, 2003. Therefore, no distribution and service fees or contingent deferred sales charge are reported for that Fund.



----------------------------------------------------------- --------------------------------------------------------
                                                            CLASS C SHARES
                                                            FISCAL YEAR ENDED
                                                            JULY 31, 2002
----------------------------------------------------------- -------------------------------- -----------------------
                                                             DISTRIBUTION AND                CONTINGENT DEFERRED
                                                             SERVICE FEES                    SALES CHARGE
----------------------------------------------------------- -------------------------------- -----------------------
Henderson European Focus Fund                               $  12,871                          $   427
----------------------------------------------------------- -------------------------------- -----------------------
Henderson Global Technology Fund                            $     870                          $ 3,609
----------------------------------------------------------- -------------------------------- -----------------------
Henderson International Opportunities Fund                  $  7,854                         $   302
----------------------------------------------------------- -------------------------------- -----------------------

----------------------------------------------------------- --------------------------------------------------------
                                                            CLASS C SHARES
                                                            FISCAL YEAR ENDED
                                                            JULY 31, 2003
----------------------------------------------------------- -------------------------------- -----------------------
                                                            DISTRIBUTION AND                 CONTINGENT DEFERRED
                                                            SERVICE FEES                     SALES CHARGE
----------------------------------------------------------- -------------------------------- -----------------------
Henderson European Focus Fund                               $120,700                         $22,591
----------------------------------------------------------- -------------------------------- -----------------------
Henderson Global Technology Fund                            $    3,131                       $182
----------------------------------------------------------- -------------------------------- -----------------------
Henderson International Opportunities Fund                  $  46,639                        $31,892
----------------------------------------------------------- -------------------------------- -----------------------


         The following amounts were paid by the Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund under the Plan during the fiscal year ended July 31, 2003. The Henderson Income Advantage Fund did not commence operations until September 30, 2003. Therefore, no fees are reported for that Fund.


-------------------------- ------------- ------------------- ------------------ ---------------- ---------------- -------------
                                         PRINTING AND
                                         MAILING OF                                                               INTEREST
                                         PROSPECTUSES AND                                                         CARRYING OR
                                         REPORTS TO OTHER                                        COMPENSATION     OTHER
                                         THAN CURRENT        COMPENSATION       COMPENSATION     TO SALES         FINANCING
                           ADVERTISING   SHAREHOLDERS        TO UNDERWRITERS    TO DEALERS       PERSONNEL        CHARGES
-------------------------- ------------- ------------------- ------------------ ---------------- ---------------- -------------
Henderson European Focus
Fund                       $  20,928       $ 9,775              $0                 $167,212         $0               $0
-------------------------- ------------- ------------------- ------------------ ---------------- ---------------- -------------
Henderson Global
Technology Fund            $     817       $   382              $0                 $  9,597         $0               $0
-------------------------- ------------- ------------------- ------------------ ---------------- ---------------- -------------
Henderson International
Opportunities Fund         $   9,093       $ 4,229              $0                 $ 62,899         $0               $0
-------------------------- ------------- ------------------- ------------------ ---------------- ---------------- -------------

         CUSTODIAN. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian ("State Street" or the "Custodian") to the Funds. Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street computes each Fund's net asset value and keeps the book account for each Fund.

         TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. State Street serves as the transfer and dividend disbursing agent (the "Transfer Agent") for the Funds pursuant to the transfer agency and registrar agreement with the Trust, under which the Transfer Agent (i) issues and redeems shares of the Funds, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Funds and (v) makes periodic reports to the Board of Trustees concerning the operations of the Fund.

         ADMINISTRATOR. State Street serves as the administrator (the "Administrator") for the Trust pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Trust; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare various reports for filing with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Trust. The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for the negligence or willful misconduct of the Administrator, its officers or employees. As compensation for these services, each Fund pays State Street an annual administration fee based upon a percentage of the average net assets of such Fund.


         The fees paid to the Administrator for the last two fiscal years for Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund are set forth in the table below. The Henderson Income Advantage Fund did not commence operations until September 30, 2003. Therefore, no administration fees are reported for that Fund.


----------------------------------------------------------- ------------------------- -------------------------
                                                            FISCAL YEAR ENDED JULY    FISCAL YEAR ENDED JULY
                                                            31, 2002                  31, 2003
----------------------------------------------------------- ------------------------- -------------------------
Henderson European Focus Fund                               $137,372                  $187,335
----------------------------------------------------------- ------------------------- -------------------------
Henderson Global Technology Fund                            $  72,172                 $  30,675
----------------------------------------------------------- ------------------------- -------------------------
Henderson International Opportunities Fund                  $109,007                  $  87,235
----------------------------------------------------------- ------------------------- -------------------------


         AUDITORS. Ernst & Young LLP, independent auditors located at 233 South Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for the Trust. The audit services performed by Ernst & Young LLP include audits of the annual financial statements of each of the Funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the Funds' tax returns.


         OUTSIDE COUNSEL. The law firm of Vedder, Price, Kaufman & Kammholz has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Funds. Bell, Boyd & Lloyd LLC serves as counsel to the Independent Trustees.

                              BROKERAGE ALLOCATION

         Subject to the overall supervision of the Board, the Adviser places orders for the purchase and sale of each Fund's portfolio securities. The Adviser seeks the best price and execution obtainable on all transactions. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Funds for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, the Adviser attempts to deal directly with the principal market makers, except in those circumstances where the Adviser believes that a better price and execution are available elsewhere.

         The Adviser selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by the Adviser in servicing all of its accounts. In addition, not all of these services may be used by the Adviser in connection with the services it provides to a Fund. The Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services.

         Brokerage commissions vary from year to year in accordance with the extent to which a particular Fund is more or less actively traded.

         Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that the Adviser deems to be a desirable investment for each Fund. The Trust may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for any Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.


         The table below shows information on brokerage commissions paid by Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund for the last two fiscal years. The Henderson Income Advantage Fund did not commence operations until September 30, 2003. Therefore, no brokerage commissions are reported for that Fund.



----------------------------------------------------------- --------------------------- ----------------------------
                                                            FISCAL YEAR ENDED JULY      FISCAL YEAR ENDED JULY 31,
                                                            31, 2002                    2003
----------------------------------------------------------- --------------------------- ----------------------------
Henderson European Focus Fund                               $22,822                     $133,109
----------------------------------------------------------- --------------------------- ----------------------------
Henderson Global Technology Fund                            $  3,258                    $11,205
----------------------------------------------------------- --------------------------- ----------------------------


                                       40


----------------------------------------------------------- --------------------------- ----------------------------
                                                            FISCAL YEAR ENDED JULY      FISCAL YEAR ENDED JULY 31,
                                                            31, 2002                    2003
----------------------------------------------------------- --------------------------- ----------------------------
----------------------------------------------------------- --------------------------- ----------------------------
Henderson International Opportunities Fund                  $14,707                     $103,241
----------------------------------------------------------- --------------------------- ----------------------------

         The Funds are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year. As of July 31, 2003, the Funds held no such securities.

                        CAPITALIZATION AND VOTING RIGHTS

         The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of each Fund are fully paid and non-assessable. No class of shares of any Fund has preemptive rights or subscription rights.


         The Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trust currently consists of four series, three of which are addressed in this SAI. Each series represents a Fund. Pursuant to the Declaration of Trust, the Trustees may terminate any Fund without shareholder approval. This might occur, for example, if a Fund does not reach or fails to maintain an economically viable size. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Henderson European Focus Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund and Henderson Income Advantage Fund.


         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's Declaration of Trust and By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting or fractional shares). Shareholders of each Fund or class are entitled to vote alone on matters that only affect that Fund or class. All Funds and classes of shares of each Fund will vote together, except when a separate vote is permitted or required by the 1940 Act or written instrument. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each Fund of the Trust. Voting regarding the distribution plan applicable to Class A, Class B or Class C shareholders will be regarded as separate matters requiring separate vote by class. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general will be voted upon collectively by the shareholders of all Funds of the Trust.

         As used in this SAI and the Prospectuses, the phrase "majority vote of the outstanding shares" of a Fund or class means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund or class votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund or class of a Fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee. Meetings of shareholders will be called at any time by a majority of Trustees and shall be called by any Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Under Delaware law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

         The SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. The Board has adopted a Multi-Class Plan under Rule 18f-3 on behalf of each Fund. The Multi-Class Plan includes the following: (i) shares of each class of each Fund are identical, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectuses, shares of a particular class of each Fund may be exchanged for shares of the same class of another Henderson fund; and (iii) each Fund's Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                 PURCHASES, EXCHANGES AND REDEMPTION INFORMATION

         PURCHASES. As described in the Prospectus, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker and/or financial advisor.


         RETIREMENT PLANS. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs ("SEP IRAs").

         EXCHANGES. As described in the Prospectus, shareholders of each Fund have an exchange privilege with other Henderson Funds. Before effecting an exchange, shareholders of a Fund should obtain and read the currently effective prospectus for the Henderson Fund into which the exchange is to be made.

         INITIAL SALES CHARGES. Class A shareholders may exchange their Class A shares ("outstanding Class A shares") for Class A shares of another Fund ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.

         ADDITIONAL PAYMENTS. Institutions such as broker/dealer firms or banks may be paid fees out of the assets of the investment adviser or its affiliates for marketing and servicing shares of the Funds. These fees do not come out of the Funds' assets. Investment professionals receive such fees for providing distribution-related services or services such as advertising, sponsoring activities to promote sales, and maintaining shareholder accounts. These payments may be based on factors such as the number or value of shares the investment professionals may sell, the value of client assets invested, and/or the type and nature of sales support furnished by the institution.

         CONTINGENT DEFERRED SALES CHARGES - CLASS A, CLASS B AND CLASS C SHARES. Class A shareholders may exchange their Class A shares that are subject to a CDSC, as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC period following an exchange if such period is longer than the CDSC period, if any, applicable to the new Class A shares.

         Class B shareholders may exchange their Class B shares ("outstanding Class B shares") for Class B shares of another Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the new Class B shares.

   The following CDSC table applies to Class B shares:

   ---------------------------- ------------------------------------------------
                                CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE
                                OF DOLLAR AMOUNT
   YEAR SINCE PURCHASE          SUBJECT TO CHARGE
   ---------------------------- ------------------------------------------------
   First                        5%
   ---------------------------- ------------------------------------------------
   Second                       4%
   ---------------------------- ------------------------------------------------
   Third                        4%
   ---------------------------- ------------------------------------------------
   Fourth                       3%
   ---------------------------- ------------------------------------------------
   Fifth                        2%
   ---------------------------- ------------------------------------------------
   Sixth                        1%
   ---------------------------- ------------------------------------------------
   Seventh and thereafter       0%
   ---------------------------- ------------------------------------------------

         Class C shareholders may exchange their Class C shares ("outstanding Class C shares") for Class C shares of another Fund ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1.00% if redeemed within eighteen months of the date of purchase.)

         For purposes of computing the CDSC (and conversion feature, if applicable) that may be payable upon the redemption of the new Class A, Class B or Class C shares, the holding period of the outstanding shares is "tacked" onto the holding period of the new shares.

         Each exchange will be made on the basis of the relative net asset value per share of the Funds involved in the exchange next computed following receipt by the Transfer Agent of telephone instructions or a properly executed request. Exchanges, whether written or telephonic, must be received by the Transfer Agent by the close of regular trading on the NYSE (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law.


         An exchange of shares between any of the Funds will generally result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares surrendered) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Federal Income Tax Matters."


         With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

         CONVERSION OF CLASS B SHARES. As described in the Prospectus, Class B shares of each Fund will automatically convert to Class A shares of the same Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (1) the date on which such Class B shares were issued, or
(2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

         REDEMPTIONS. As described in the Prospectus, shares of each Fund are redeemed at their net asset value next determined after a proper redemption request has been received by the Transfer Agent, less any applicable CDSC.

         Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven calendar days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven calendar days, (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the NYSE is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of any Fund.


         Under unusual circumstances, when the Board deems it in the best interest of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of that Fund taken at current values. The Funds have made an election pursuant to Rule 18f-1 under the 1940 act. This requires the Funds to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of that fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash. Should the in-kind distribution contain illiquid securities, you could have difficulty converting these assets into cash.


         OTHER REDEMPTION INFORMATION. If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         Each Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed by dividing the value of that Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. For purposes of determining each Fund's aggregate net assets, receivables are valued at their realizable amounts. Each Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among the Fund's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.


         Securities traded on a recognized stock exchange or market are valued at the last reported sales price or at the official closing price if such price is deemed to be representative of value at the close of such exchange on which the securities are principally traded. If no sale is reported at that time, the average between the last bid and asked price (the "Calculated Mean") is used. Unless otherwise noted herein, the value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange or OTC market in which it is primarily traded or as of the close of regular trading on the NYSE, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.


         A debt security normally is valued on the basis of the last updated sale price or a market value from a pricing service that takes into account appropriate valuation factors or by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. Interest bearing commercial paper which is purchased at par will be valued at par. Interest is accrued daily. Money market instruments purchased with an original or remaining maturity of 60 days or less maturing at par, are valued at amortized cost, which the Board believes approximates market value.

         Options, futures contracts and options on futures contracts are valued at the last reported sale price on the exchange on which it is principally traded, if available, and otherwise is valued at the last reported sale price on the other exchange(s). If there were no reported sales on any exchange, the option shall be valued at the Calculated Mean, if possible.

         Securities and other assets for which market prices are not readily available are priced at their "fair value" as determined by the Adviser in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the NYSE. Trading on foreign exchanges may not take place on all days on which there is regular trading on the NYSE, or may take place on days on which there is no regular trading on the NYSE (e.g., any of the national business holidays identified below). If events materially affecting the value of a Fund's portfolio securities occur between the time when a foreign exchange closes and the time when that Fund's net asset value is calculated (see following paragraph), such securities may be valued at fair value as determined by the Adviser in accordance with procedures approved by the Board.

         Portfolio securities are valued (and net asset value per share is determined) as of the close of regular trading on the NYSE (normally 4:00 p.m., eastern time) on each day the NYSE is open for trading. The NYSE and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of a Fund's Custodian or the NYSE close early as a result of a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

         The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on each Fund's net asset value next determined after your instructions are received in proper form by the Transfer Agent or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge. Since each Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's net asset value may change on days when shareholders will not be able to purchase or redeem that Fund's shares. The sale of each Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in a Fund's best interest to do so.


                           FEDERAL INCOME TAX MATTERS

         The following is a general discussion of certain federal income tax consequences of investing in the Funds. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, investors should consult with a competent tax adviser before making an investment in any Fund. The Funds are not managed for tax-efficiency.

         Each Fund intends to qualify for and to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stocks, securities or foreign currencies, or other income derived with respect to its business of investing in such stocks, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies) or of two ore more issuers controlled by the Fund and engaged in the same, similar or related trades or business.

         As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. However, a Fund will generally be subject to corporate income tax (currently imposed at a maximum rate of 35%) on any undistributed income. Each Fund intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% federal excise tax at the Fund level. To avoid this tax, each Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of this excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS. Futures contracts and related options have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such instruments could result in losses greater than if they had not been used.

         A Fund's transactions, if any, in forward contracts, options, futures contracts and hedge investments will be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.


         CURRENCY FLUCTUATIONS - " `SECTION 988' GAINS OR LOSSES". Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         Each Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Each Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, each Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.


         Each Fund will monitor its transactions, make the appropriate tax elections, and make the appropriate entries in its books and records when it acquires an option, futures contract, forward contract, hedge instrument or other similar investment in order to mitigate the effect of these rules, prevent disqualification of a Fund as a regulated investment company, and minimize the imposition of U.S. federal income and excise taxes.

         DEBT SECURITIES ACQUIRED AT A DISCOUNT. Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in a Fund's income in each taxable year such debt security is held, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments.

         Some of the debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by each Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Each Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         Each Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by each Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by each Fund.


         DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder whether paid in cash or shares. Dividends paid by a Fund that are derived from dividends received from U.S. corporations and certain qualified foreign corporations, may qualify for the dividends received deduction available to corporate shareholders under Section 243 of the Code (the "Dividend Received Deduction") or the reduced rates of federal income taxation for "qualified dividend income" currently available to a noncorporate shareholder under Section 1(h)(11) of the Code. Corporate shareholders who otherwise are eligible to claim the Dividends Received Deduction should be able to deduct 70% of such qualifying dividends. The Internal Revenue Service has ruled that corporate shareholders of a regulated investment company must meet the 45-day holding requirements of Section 246(c)(1)(A) of the Code with respect to the shares of the regulated investment company to qualify for the Dividends Received Deduction. If a portion of the Fund's net investment company taxable income is attributable to "qualified dividend income," as such term is defined in Section 1(h)(11) of the Code, then for taxable years beginning on or before December 31, 2008, distributions of such qualified dividend income by the Fund to noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain. For such taxable years, the maximum federal income tax rate applicable to net capital gain for noncorporate investors has been reduced to 15%. The alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Distributions of net capital gain (i.e. the excess of net long-term capital gains over net short-term capital losses), if any, designated by each Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the Dividends Received Deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of that Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits, if any, will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his, her or its shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his, her or its shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. federal income tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.


         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.


         DISPOSITION OF SHARES. Upon a redemption, sale or exchange of a shareholder's shares, such shareholder will generally realize a taxable gain or loss depending upon his or her basis in the shares disposed. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon how long the shareholder held such shares. Shares held for 1 year or less will be taxed as short-term capital gain. Shares held for more than 1 year will be taxed as long-term capital gain. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the same Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

         FOREIGN WITHHOLDING TAXES. Income received by each Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

         If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of each Fund's taxable year whether the foreign taxes paid by that Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.


         Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of that Fund's income flows through to its shareholders. With respect to each Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and Section 988 gains will generally be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from each Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of a Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if a Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.


         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

         DISCLOSURE STATEMENTS FOR LARGE LOSSES. If a shareholder recognizes a loss with respect to Fund shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for shareholders who are individuals, S corporations or trusts, or $10 million or more in a single taxable year (or $20 million or more in any combination of taxable years) for a corporate shareholder, the shareholder must file with the Internal Revenue Service ("IRS") a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

         BACKUP WITHHOLDING. Each Fund will be required to report to the IRS all taxable distributions as well as gross proceeds from the redemption of that Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of federal income tax at a rate of 28% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability provided the appropriate information is furnished to the IRS.

         Distributions may also be subject to additional federal, state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to each Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them before making an investment in any Fund.


                             PERFORMANCE INFORMATION

         Performance information for the classes of shares of each Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in each Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions of administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

         AVERAGE ANNUAL TOTAL RETURN. The Funds' "average annual total return" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                         n
                                    P(1+T)=ERV

         Where:

         P        =        a hypothetical initial payment of $1,000.
         T        =        average annual total return.
         n        =        number of years.
         ERV      =        ending redeemable value at the end of the 1-, 5-,
                           or 10-year periods of a hypothetical $1,000 payment made at the beginning of the applicable period, assuming reinvestment of all dividends and distributions.


         The following reflects the Funds' total returns for the one-year period ended July 31, 2003 and since commencement of operations which is August 31, 2001 for each Fund presented, assuming payment of the maximum sales load and/or the applicable CDSC:


---------------------------------------------- ----------------- ---------------
                                                     ONE              SINCE
FUND                                                 YEAR           INCEPTION
---------------------------------------------- ----------------- ---------------
HENDERSON EUROPEAN FOCUS FUND
---------------------------------------------- ----------------- ---------------
Class A                                             26.21%            22.05%
---------------------------------------------- ----------------- ---------------
Class B                                             28.83%            23.24%
---------------------------------------------- ----------------- ---------------
Class C                                             30.57%            24.30%
---------------------------------------------- ----------------- ---------------
HENDERSON GLOBAL TECHNOLOGY FUND
---------------------------------------------- ----------------- ---------------
Class A                                             23.81%           (4.73)%
---------------------------------------------- ----------------- ---------------
Class B                                             27.10%           (4.34)%
---------------------------------------------- ----------------- ---------------
Class C                                             28.45%           (2.86)%
---------------------------------------------- ----------------- ---------------
HENDERSON INTERNATIONAL OPPORTUNITIES FUND
---------------------------------------------- ----------------- ---------------
Class A                                             8.25%             6.95%
---------------------------------------------- ----------------- ---------------
Class B                                             10.10%            7.62%
---------------------------------------------- ----------------- ---------------
Class C                                             11.93%            8.99%
---------------------------------------------- ----------------- ---------------

         The Henderson Income Advantage Fund commenced operations on September 30, 2003. Therefore, no average annual total return is reported for that Fund.


         AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS. The Funds' "average annual total return after taxes on distributions" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
                                          n
                                    P(1+T) =ATVD

         Where:

         P        =        a hypothetical initial payment of $1,000.
         T        =        average annual total return (after taxes on
                           distributions).
         n        =        number of years.
         ATV      =        ending value at the end of the 1-, 5-, or 10-year
            D              periods of a hypothetical $1,000 payment made at the
                           beginning of the applicable period after taxes on fund distributions but not after taxes on redemption.

         After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


         The following reflects the Funds' total returns after taxes on distributions for the one-year period ended July 31, 2003 and since commencement of operations which is August 31, 2001 for each Fund presented, assuming payment of the maximum sales load and/or the applicable CDSC:

----------------------------------------------- --------------- ---------------
                                                     ONE             SINCE
FUND                                                 YEAR          INCEPTION
----------------------------------------------- --------------- ---------------
HENDERSON EUROPEAN FOCUS FUND
----------------------------------------------- --------------- ---------------
Class A                                             25.96%          21.93%
----------------------------------------------- --------------- ---------------
Class B                                             28.73%          23.19%
----------------------------------------------- --------------- ---------------
Class C                                             30.49%          24.25%
----------------------------------------------- --------------- ---------------
HENDERSON GLOBAL TECHNOLOGY FUND
----------------------------------------------- --------------- ---------------
Class A                                             23.27%         (4.94)%
----------------------------------------------- --------------- ---------------
Class B                                             26.55%         (4.56)%
----------------------------------------------- --------------- ---------------
Class C                                             27.92%         (3.07)%
----------------------------------------------- --------------- ---------------
HENDERSON INTERNATIONAL OPPORTUNITIES FUND
----------------------------------------------- --------------- ---------------
Class A                                             7.97%           6.81%
----------------------------------------------- --------------- ---------------
Class B                                             9.98%           7.56%
----------------------------------------------- --------------- ---------------
Class C                                             11.81%          8.93%
----------------------------------------------- --------------- ---------------

         The Henderson Income Advantage Fund commenced operations on September 30, 2003. Therefore, no average annual total return after taxes on distributions is reported for that Fund.


         AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION. The Funds' "average annual total return after taxes on distributions and redemption" figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                          n
                                    P(1+T) =ATV
                                               DR

         Where:

         P        =        a hypothetical initial payment of $1,000.
         T        =        average annual total return (after taxes on
                           distributions and redemption).
         n        =        number of years.
         ATV      =        ending  value at the end of the 1-, 5-, or  10-year
            DR             periods  of a  hypothetical  $1,000
                           payment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

         After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


         The following reflects the Funds' total returns after taxes on distributions and redemption for the one-year period ended July 31, 2003 and since commencement of operations which is August 31, 2001 for each Fund presented, assuming payment of the maximum sales load and/or the applicable
CDSC:

----------------------------------------------- --------------- ---------------
                                                     ONE            SINCE
FUND                                                 YEAR         INCEPTION
----------------------------------------------- --------------- ---------------
HENDERSON EUROPEAN FOCUS FUND
----------------------------------------------- --------------- ---------------
Class A                                             16.99%          18.89%
----------------------------------------------- --------------- ---------------
Class B                                             18.72%          19.98%
----------------------------------------------- --------------- ---------------
Class C                                             19.86%          20.91%
----------------------------------------------- --------------- ---------------
HENDERSON GLOBAL TECHNOLOGY FUND
----------------------------------------------- --------------- ---------------
Class A                                             15.35%         (4.15)%
----------------------------------------------- --------------- ---------------
Class B                                             17.49%         (3.83)%
----------------------------------------------- --------------- ---------------
Class C                                             18.37%         (2.57)%
----------------------------------------------- --------------- ---------------
HENDERSON INTERNATIONAL OPPORTUNITIES FUND
----------------------------------------------- --------------- ---------------
Class A                                             5.32%           5.84%
----------------------------------------------- --------------- ---------------
Class B                                             6.55%           6.47%
----------------------------------------------- --------------- ---------------
Class C                                             7.74%           7.65%
----------------------------------------------- --------------- ---------------

         The Henderson Income Advantage Fund commenced operations on September 30, 2003. Therefore, no average annual total return after taxes on distributions and redemption is reported for that Fund.


         AVERAGE ANNUAL NAV TOTAL RETURN. The Funds' "average annual NAV total return" figures shown below are computed according to the formula expressed as follows:

                                        n
                                P(1 + T)  = ERV
                                               n

     Where:
           P = a hypothetical initial payment of $1,000 not subject to any sales charges or CDSC

           T = average annual NAV total return

           n = number of years

           ERV  =     ending redeemable value at the end of the 1-,5-,
              n       or 10-year periods of a hypothetical $1,000 payment
                      not subject to any sales charges or CDSC made at the beginning of the applicable period, assuming reinvestment of all dividends and distributions.


         The following reflects the Funds' NAV returns for the one-year period ended July 31, 2003 and since commencement of operations which is August 31, 2001 for each Fund presented and do not reflect the payment of any sales charges or CDSC:

-------------------------------------------- ----------------- -----------------
                                                   ONE              SINCE
FUND                                               YEAR            INCEPTION
-------------------------------------------- ----------------- -----------------
HENDERSON EUROPEAN FOCUS FUND
-------------------------------------------- ----------------- -----------------
Class A                                           33.93%            25.88%
-------------------------------------------- ----------------- -----------------
Class B                                           32.83%            24.95%
-------------------------------------------- ----------------- -----------------
Class C                                           32.94%            24.94%
-------------------------------------------- ----------------- -----------------
HENDERSON GLOBAL TECHNOLOGY FUND
-------------------------------------------- ----------------- -----------------
Class A                                           31.38%           (1.74)%
-------------------------------------------- ----------------- -----------------
Class B                                           31.10%           (2.19)%
-------------------------------------------- ----------------- -----------------
Class C                                           30.69%           (2.35)%
-------------------------------------------- ----------------- -----------------
HENDERSON INTERNATIONAL OPPORTUNITIES FUND
-------------------------------------------- ----------------- -----------------
Class A                                           14.84%            10.31%
-------------------------------------------- ----------------- -----------------
Class B                                           14.10%            9.55%
-------------------------------------------- ----------------- -----------------
Class C                                           14.12%            9.56%
-------------------------------------------- ----------------- -----------------


         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

         Performance quotations for each Fund will vary from time to time depending on market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding a Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of each Fund's shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

         Each Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications.


         YIELD. Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield, sometimes referred to as a Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:


                        YIELD = 2 [(a-b) / cd + 1)6 - 1]

Where:
         a    =    dividends and interest earned during the period
         b    =    expenses accrued for the period (net of reimbursements)
         c    =    the average daily number of shares outstanding during the
                   period that were entitled to receive dividends
         d    =    the maximum offering price per share on the last day of the period

         For purposes of calculating yield quotations, net income is determined by a standard formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. Net income computed for this formula differs from net income reported by the Fund in accordance with generally accepted accounting principles and from net income computed for federal income tax reporting purposes. Thus the yield computed for a period may be greater or less than the Fund's then current dividend rate.

         DISTRIBUTION RATE. The Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for each class of shares of the Fund. Distribution rate is the monthly annualized distributions of the Fund as a percentage of the maximum offering price per share. Distribution rate differs from yield, which is the measure of the net income generated by the Fund's investments according to the SEC prescribed formula, and from total return which is a measure of the net income actually earned by the Fund's investments plus the effect of any realized and unrealized appreciation or depreciation or such investments during a stated period.


                             REGISTRATION STATEMENT

         This SAI and the Funds' Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

         Statements contained herein and in the Funds' Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


         The financial statements of the Funds, including the notes thereto, dated July 31, 2003 have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this SAI from the Annual Reports of the Funds dated as of July 31, 2003. The information under the caption "Financial Highlights" of the Funds for the period from commencement of operations through July 31, 2003, appearing in the related Prospectus dated November 27, 2003 has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon Ernst & Young LLP's report given on the authority of such firm as experts in accounting and auditing.

         The Henderson Income Advantage Fund commenced operations on September 30, 2003. Therefore, no financial statements are available for that Fund.

                                   APPENDIX A

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE

BOND AND COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                             HENDERSON GLOBAL FUNDS
                           PART C - OTHER INFORMATION

ITEM 23.      EXHIBITS

          (a) (i) Declaration of Trust is incorporated herein by reference to the Registrant's Registration Statement filed on Form N-1A with the Commission on June 4, 2001.


              (ii) Written Instrument Establishing and Designating a Series and
                   Class of Interests with respect to Henderson Income Advantage Fund is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 29, 2003.


          (b) By-Laws are incorporated herein by reference to the Registrant's Registration Statement filed on Form N-1A with the Commission on June 4, 2001.

          (c)  Not Applicable.

          (d) (i) Investment Advisory Agreement between Registrant and Henderson Global Investors (North America) Inc. dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

              (ii) Sub-Advisory Agreement between Henderson Global Investors
                   (North America) Inc. and Henderson Investment Management Limited dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.


             (iii) Letter Agreement to Investment Advisory Agreement between
                   Registrant and Henderson Global Investors (North America) Inc. on behalf of Henderson Income Advantage Fund is filed herein.


          (e) (i) Distribution Agreement between Registrant and Forum Fund Services, LLC dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.


              (ii) Amendment to Distribution Agreement between Registrant and
                   Forum Fund Services, LLC on behalf of Henderson Income Advantage Fund is filed herein.


          (f)  Not Applicable.

          (g) (i) Custodian Agreement between Registrant and State Street Bank and Trust Company dated August 24, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

              (ii) Notice to Custodian Agreement on behalf of Henderson Income
                   Advantage Fund is filed herein.


           (h)  (i) Administration Agreement between Registrant and State
                    Street Bank and Trust Company dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

               (ii) Form of Notice to Administration Agreement on behalf of
                    Henderson Income Advantage Fund is filed herein.

              (iii) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated September 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.


               (iv) Amendment to Transfer Agency and Service Agreement between
                    Registrant and State Street Bank and Trust Company dated March 18, 2003 is is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 29, 2003.


               (v) Notice to Transfer Agency and Service Agreement on behalf of Henderson Income Advantage Fund is filed herein.

               (vi) Expense Limitation Agreement between Henderson Global
                    Investors (North America) Inc. and Henderson Global Funds, on behalf of the Henderson European Focus Fund dated November 4, 2002 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

              (vii) Expense Limitation Agreement between Henderson Global
                    Investors (North America) Inc. and Henderson Global Funds, on behalf of the Henderson Global Technology Fund dated November 4, 2002 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

             (viii) Expense Limitation Agreement between Henderson Global
                    Investors (North America) Inc. and Henderson Global Funds, on behalf of the Henderson International Opportunities Fund dated November 4, 2002 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.


               (ix) Expense Limitation Agreement on behalf of the Henderson
                    Income Advantage Fund is filed herein.


           (i) (i) Opinion and consent of counsel is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

               (ii) Opinion and consent of counsel for Henderson Income
                    Advantage Fund is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 29, 2003.


          (j)  Consent of Independent Auditors is filed herein.


          (k)  Not Applicable.

           (l) (i) Subscription Agreement dated August 30, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.


               (ii) Subscription Agreement for Henderson Income Advantage Fund
                    is filed herein.


          (m) Rule 12b-1 Plan is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

           (n) (i) Multi-Class Plan is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 10, 2001.

          (o)  Reserved.

           (p) (i) Code of Ethics of Registrant, Henderson Global Investors (North America) Inc. and Henderson Investment Management Ltd is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

           (q)  (i) Power of Attorney for Messrs. Wurtzebach, Baker and
                    Gerst is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 28, 2001.

               (ii) Power of Attorney for Mr. Chesley is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 27, 2002.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not Applicable.

ITEM 25. INDEMNIFICATION

         Article V. Section 5.2 or the Registrant's Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct or by a reasonable determination, based upon a review of the facts, that such Person was not liable by reason of such conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) a written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification. All payments shall be made in compliance with Section 17(h) of the 1940 Act.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, Officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

         Registrant has obtained insurance coverage for its trustees and officers.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Henderson Global Investors (North America) Inc. (the "Adviser") serves as the investment adviser of the Registrant and other institutional investors and individual investors. Henderson Investment Management Limited ("Henderson") serves as the investment subadviser of the Registrant and other investment companies and institutional investors. The principal executive officers of the the investment adviser and subadviser and their positions with the investment adviser and subadviser are:

       Name                        Position with Adviser
       ----                        ---------------------
       Charles H. Wurtzebach       Managing Director
       Douglas G. Denyer           Vice President and Treasurer
       Brian C. Booker             Secretary

       Name                        Position with Henderson
       ----                        ------------------------
       George I. Buckley           Director and Global Chief Investment Officer
       Nicholas T. Hiscock         Director, Finance and Operations
       Iain C. Clark               Chief Investment Officer
       Michael G. Clare            Director
       James N. B.Darkins          Director
       Roger P. Yates              Chief Executive
       Ann E. Rein                 Director
       Shirley J. Garrood          Director
       Ross R. Maclean             Compliance Officer

         For further information relating to the Adviser's and Henderson's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Henderson Global Investors (North America) Inc. - SEC File No. 801-47202; and Henderson Investment Management Ltd. - SEC File No. 801-55577.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

          Century Capital Management Trust              JCM Series Trust
          The Cutler Trust                              Monarch Funds
          Forum Funds                                   Sound Shore Fund, Inc.


     (b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

Name                   Position with Underwriter        Position with Registrant
-----                  -------------------------        ------------------------
John Y. Keffer         Director                         None
Charles F. Johnson     Treasurer                        None
Benjamin L. Niles      Vice President                   None
David I. Goldstein     Secretary                        None
Dana A. Lukens         Assistant Secretary              None
Fred Skillin           Assistant Treasurer              None
Nanette K. Chern       Chief Compliance Officer         None

              (c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

     (a) Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1950, Chicago, Illinois 60611;

     (b)  Henderson Investment Management Ltd., 4 Broadgate, London UK EC2M 20A;

     (c) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110;

     (d) Boston Financial Data Services, 1250 Hancock Street, Presidents Place, Suite 300N, Quincy, MA 02169; and

     (e)  Forum Fund Services, LLC, Two Portland Square, Portland, Maine 04101.


ITEM 29. MANAGEMENT SERVICES

         The Registrant has no management related service contract which is not discussed in Part A or Part B of this form.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, certifies that this Post-Effective Amendment No. 6 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in City of Chicago, and State of Illinois on the 25th day of November, 2003.


                                               HENDERSON GLOBAL FUNDS

                                               By:        /s/ Sean Dranfield
                                                          -------------------
                                                          Trustee and President

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:



SIGNATURES                                           TITLE                              DATE
----------                                           -----                              ----
By:      /s/ Charles H. Wurtzebach*                  Trustee and Chairman               November 25, 2003
         --------------------------
         Charles H. Wurtzebach

By:      /s/ Roland C. Baker*                        Trustee                            November 25, 2003
         --------------------
         Roland C. Baker

By:      /s/ Faris F. Chesley*                       Trustee                            November 25, 2003
         ---------------------
         Faris F. Chesley

By:      /s/ C. Gary Gerst*                          Trustee                            November 25, 2003
         ------------------
         C. Gary Gerst

By:      /s/ Sean Dranfield                          Trustee and                        November 25, 2003
         ------------------
         Sean Dranfield                              President
                                                     (principal executive officer)

By:      /s/ Steven M. Hill                          Treasurer                          November 25, 2003
         ------------------
         Steven M. Hill                              (principal financial officer)

*By:     /s/ Sean Dranfield
         ------------------
         Sean Dranfield



*Pursuant to powers of attorney filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 28, 2001 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 27, 2002.

                                  EXHIBIT INDEX

Exhibit Number             Exhibit Title
--------------             --------------
  (d)(iii)                   Letter Agreement to Investment Advisory Agreement
  (e)(ii)                    Amendment to Distribution Agreement
  (g)(ii)                    Notice to Custodian Agreement
  (h)(ii)                    Form of Notice to Administration Agreement
  (h)(v)                     Notice to Transfer Agency and Service Agreement
  (h)(ix)                    Expense Limitation Agreement
  (j)                        Consent of Independent Auditors
  (l)(ii)                    Subscription Agreement